UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number:     811-8255

Exact name of registrant
    as specified in charter:            The World Funds, Inc.

Address of principal
    executive offices:                  8730 Stony Point Parkway
                                        Suite 205
                                        Richmond, VA 23235

Name and address
    of agent for service:               Steven M. Felsenstein, Esq.
                                        Greenberg Traurig, LLP
                                        2001 Market Street
                                        Two Commerce Square, Suite 2700
                                        Philadelphia, Pennsylvania 19103


Registrant's telephone number,
         including area code:           (800) 527-9525

Date of fiscal year end:                August 31

Date of reporting period:               August 31


Item #1.  Reports to Stockholders.

Dear Shareholders:

      The Fund's total return for the fiscal year ended August 31, 2004 was 8.88%. This compares to the following benchmarks.


                Lipper Global Flexible Index              11.59%
                ------------------------------------------------
                S&P                                       12.76%
                ------------------------------------------------
                MSCI EAFE (international stocks)          22.64%
                ------------------------------------------------
                Salomon Treasury Bond Index                5.39%
                ------------------------------------------------
                U.S. Treasury Bill Index (cash Surrogate) 1.32%
                ------------------------------------------------
                Lehman Bros. Int. Gov/Credit               5.08%

      The composition of the Fund at fiscal year-end was 54.8% stocks, 26.9% bonds, and 18.2% cash. The portfolio consisted of 30 issues or exchange-traded funds from a cross-section of industries and market capitalizations, with the majority of issues having a market capitalization of over $10 billion. Sectors represented in the Fund included health care (20% of the equity allocation), consumer staples (16%), financials (11%), industrials (10%), consumer discretionary (10%), energy (8%), and information technology (6%). The Fund remained with no representation in materials. The largest single holding (12% of equities) was the exchange-traded fund designed to track the performance of stocks in Europe, Australia and the Far East (MSCI EAFE).

      The domestic bond allocation was composed of 12 securities, including U.S. Treasury notes, a U.S. Treasury inflation-protected security, obligations of government agencies, and high quality corporate bonds. The average maturity of the bond portfolio also remains relatively short at 3.6 years.

      While the fund continues to focus on minimizing the tax burden for its shareholders, the fund paid a capital gain distribution of $0.0197 per share during fiscal year end 2004. However, this distribution amounts to only 0.14% of the net asset value as of August 31, 2004.

      During most of 2004, we have witnessed the consolidation of gains from the stock market bottom of October 2002. The jury is still out about whether the market high earlier this year will be the final high of this bull market cycle. Regardless, we believe that the risk-reward relationship in the stock market today is not very attractive. As such, during the recent months the asset allocation of the fund has gradually become more conservative. We decreased the allocation to equities from 71% to 55% of the total portfolio and increased the allocation to bonds from 16% to 28% and to cash from 13% to 18%. This conservative stance is also reflected in the fund's more defensive equity sector allocation. Defensive sectors such as health care, consumer staples and energy are now overweight relative to the S&P 500 sectors. The information technology sector now represents only 6% of the equity portion of the portfolio, versus 15% for the S&P 500.

      In addition, the bond portion of the fund is now better positioned relative to the risk of rising inflation. This was done through the addition of "step-up" coupon bonds and U.S. Treasury Inflation Protected Securities.

      We expect to increase the fund's exposure to equities as more compelling opportunities become available. Looking forward, the economy will likely face stronger headwinds and investors may overreact. Some of these potential headwinds include increasing oil prices, rising interest rates, slowing corporate profits, widening deficits and continuing geopolitical risks. We feel that with the Fund's more defensive position and active monitoring of both stock and bond market opportunities, the Fund will be better positioned for future market volatility.

SAND HILL PORTFOLIO MANAGERS FUND
Fund Expenses (unaudited)

Fund Expenses Example

      As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2004 and held for the six months ended August 31, 2004.

Actual Expenses Example

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses many not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                              Beginning       Ending      Expenses Paid During Year*
                            Account Value  Account Value    March 31, 2004 through
                            March 1, 2004 August 31, 2004      August 31, 2004
------------------------------------------------------------------------------------
Actual                         $1,000         $973.95               $9.42
------------------------------------------------------------------------------------
Hypothetical                   $1,000        $1,015.50              $9.63
(5% return before expenses)
------------------------------------------------------------------------------------

*--Expensesare equal to the Fund's annualized expense ratio of 1.90%, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 366 days in the current year.

Portfolio Holdings, by Sector, as Percentage of Net Assets (unaudited)

                         [CHART]

            Sand Hill Portfolio Managers Fund
Portfolio Holdings, by Sector, as Percentage of Net Assets
               As of 8/31/2004 (unaudited)
               ---------------------------

                                             Percentage of
Industry Sectors                              Net Assets
----------------------------------------------------------
COMMUNICATIONS                                      2.31%
----------------------------------------------------------
CONSUMER DISCRETIONARY                              4.67%
----------------------------------------------------------
CONSUMER STAPLES                                    6.71%
----------------------------------------------------------
ENERGY                                              5.01%
----------------------------------------------------------
FINANCIALS                                          8.23%
----------------------------------------------------------
U.S. AGENCY BONDS                                  13.65%
----------------------------------------------------------
U.S. TREASURY BONDS                                 4.55%
----------------------------------------------------------
CORPORATE BONDS                                     8.72%
----------------------------------------------------------
FOOD                                                1.99%
----------------------------------------------------------
HEALTHCARE                                         10.88%
----------------------------------------------------------
INDEX EQUITIES                                     10.14%
----------------------------------------------------------
INDUSTRIALS                                         1.60%
----------------------------------------------------------
INFORMATION TECHNOLOGY                              3.35%
----------------------------------------------------------
OTHER ASSETS, NET                                  11.20%
----------------------------------------------------------
SHORT TERM INVESTMENTS                              6.99%
----------------------------------------------------------

                                     [CHART]

                        SAND HILL PORTFOLIO MANAGER FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 August 31, 2004


              Number                                     Market
              of Shares Security Description             Value
              --------- --------------------           ----------

                        COMMON STOCKS:          54.88%

                        CONSUMER DISCRETIONARY:  4.67%
                4,500   Johnson Controls, Inc.         $  253,350
                3,200   McGraw-Hill Cos                   242,336
                7,900   Newell Rubbermaid                 170,087
                                                       ----------
                                                          665,773
                                                       ----------

                        COMMUNICATIONS:          2.31%
                3,400   L3 Communications*                212,976
                3,500   Viacom Inc. Class B               116,585
                                                       ----------
                                                          329,561
                                                       ----------

                        CONSUMER STAPLES:        6.71%
                8,600   Conagra                           225,320
                9,500   Pepsico Inc.                      475,000
                4,600   Procter & Gamble Co.              257,462
                                                       ----------
                                                          957,782
                                                       ----------

                        ENERGY:                  5.01%
                6,100   BP Amoco ADR                      327,570
                3,300   ChevronTexaco Corp.               321,750
                1,000   Dominion Resources                 64,890
                                                       ----------
                                                          714,210
                                                       ----------

                        FINANCIALS:              8.22%
                2,500   American Express                  125,050
                7,200   H&R Block Inc.                    347,472
                3,000   MBIA Inc.                         171,810
                4,000   Torchmark Corp.                   205,920
                5,500   Wells Fargo & Co.                 323,125
                                                       ----------
                                                        1,173,377
                                                       ----------

                        FOOD:                    1.99%
                6,000   General Mills, Inc.               283,500
                                                       ----------

       Number                                                   Market
       of Shares Security Description                           Value
       --------- --------------------                         ----------

                 HEALTHCARE:                           10.88%
          2,300  Amgen Inc.*                                  $  136,367
          3,500  C. R. Bard, Inc.                                196,350
          4,000  Gilead Sciences Inc.*                           276,520
          5,500  Johnson & Johnson                               319,550
          4,000  Medicis Pharmaceutical                          146,480
         14,600  Pfizer, Inc.                                    476,982
                                                              ----------
                                                               1,552,249
                                                              ----------

                 INDUSTRIALS                            1.60%
          2,500  Illinois Tool Works                             228,224
                                                              ----------

                 INFORMATION TECHNOLOGY:                3.35%
          3,000  Cisco*                                           56,280
          2,500  Intel Corp.                                      53,225
          8,000  Microsoft Corp.                                 218,400
          6,500  Sungard Data Systems*                           149,500
                                                              ----------
                                                                 477,405
                                                              ----------

                 INDEX EQUITIES                        10.14%
          7,000  I-Shares MSCI EAFE Index                        970,200
          4,500  S & P Midcap Depository Receipts                475,965
                                                              ----------
                                                               1,446,165
                                                              ----------

                 TOTAL COMMON STOCKS:
                 (Cost: $6,091,672)                            7,828,246
                                                              ----------
       Principal
       Amount
       --------- -

                 FIXED INCOME SECURITIES:              26.92%
       $400,000  Allstate
                   maturity date 12/01/06; 5.375%                420,807
        400,000  Federal Home Loan Bank
                   maturity date 09/02/08; 5.800%                434,057
        380,000  Federal National Mortgage Association
                   maturity date 03/05/07; 6.660%                415,009
        300,000  Federal Home Loan Bank
                   maturity date 08/20/13; 4.00%                 300,560
        300,000  Federal Home Loan Bank
                   maturity date 07/09/11; 2.00%                 301,118

        Principal                                              Market
        Amount    Security Description                         Value
        --------- --------------------                       -----------

                  FIXED INCOME SECURITIES (continued):
        $250,000  Federal Home Loan Bank
                    maturity date 07/16/08; 2.00%            $   248,676
         250,000  Federal Home Loan Bank
                    maturity date 12/19/08; 2.25%                247,953
         150,000  Household Finance
                    maturity date 09/24/08; 2.336%               149,520
         400,000  Security Cap GRP
                    maturity date 1/19/05; 7.8000%               408,535
         200,000  U.S. Treasury Note
                    maturity date 11/15/05; 5.875%               209,047
         250,000  U.S. Government
                    maturity date 12/24/13; 4.25%                290,459
         400,000  Wal-Mart
                    maturity date 10/15/05; 5.875%               415,042
                                                             -----------

                  TOTAL FIXED INCOME SECURITIES:
                  (Cost: $3,795,312)                         $ 3,840,783
                                                             -----------

                  SHORT TERM INVESTMENTS               6.99%
         500,000  General Electric
                    maturity date 09/23/04;                      499,375
         500,000  General Electric
                    maturity date 11/22/04                       498,000
                                                             -----------

                  TOTAL SHORT TERM INVESTMENTS:
                  (Cost: $997,375)                           $   997,375
                                                             -----------

                  TOTAL INVESTMENTS:
                  (Cost: $10,884,359)**               88.79% $12,666,404
                  Other assets, net                   11.21%   1,599,429
                                                     ------  -----------
                  NET ASSETS                         100.00% $14,265,833
                                                     ======  ===========

* Non-income producing
**Cost for Federal income tax purposes is $10,884,359 and net unrealized appreciation consists of:

                   Gross unrealized appreciation $2,033,917
                   Gross unrealized depreciation   (251,872)
                                                 ----------
                   Net unrealized appreciation   $1,782,045
                                                 ==========

ADR--Security represented is held by the custodian bank in the form of American Depositary Receipts

See Notes to Financial Statements

SAND HILL PORTFOLIO MANAGER FUND
STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $10,884,359) (Notes 1 & 3)              $12,666,404
 Cash                                                                               1,677,120
 Receivables:
   Dividends                                                              $17,153
   Interest                                                                60,711
                                                                          -------
                                                                                       77,864
 Prepaid expenses                                                                       3,519
                                                                                  -----------
     TOTAL ASSETS                                                                  14,424,907
                                                                                  -----------
LIABILITIES
 Securities Purchased                                                                 150,670
 Accrued expenses:
   Advisor                                                                $ 3,611
   Accounting                                                               2,142
   Administration                                                             547
                                                                          -------
                                                                                        6,300
 Other liabilities                                                                      2,104
                                                                                  -----------
     TOTAL LIABILITIES                                                                159,074
                                                                                  -----------
NET ASSETS                                                                        $14,265,833
                                                                                  ===========
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   ($14,265,833 / 978,580 shares outstanding)                                     $     14.58
                                                                                  ===========
 At August 31, 2004, there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
 Paid in capital                                                                  $13,446,987
 Accumulated net realized loss on investments                                        (963,199)
 Net unrealized appreciation of investments                                         1,782,045
                                                                                  -----------
 Net Assets                                                                       $14,265,833
                                                                                  ===========

See Notes to Financial Statements

SAND HILL PORTFOLIO MANAGER FUND
STATEMENT OF OPERATIONS

For the year ended August 31, 2004
--------------------------------------------------------------------------------

   INVESTMENT INCOME
    Dividend                                             $170,371
    Interest                                              120,142
                                                         --------
      Total income                                                $  290,513
                                                                  ----------

   EXPENSES
    Investment advisory fees (Note 2)                     156,500
    Custody fees                                            7,708
    Accounting fees                                        25,700
    Recordkeeping and administrative services (Note 2)     31,233
    Professional fees                                      15,399
    Transfer agent fees (Note 2)                           35,803
    Shareholder servicing and reports (Note 2)             26,711
    Registration fees                                       8,293
    Insurance                                               8,036
    Miscellaneous                                          23,583
                                                         --------
      Total expenses                                                 338,966
    Management fee waiver (Note 2)                                   (41,615)
                                                                  ----------
    Net expenses                                                     297,351
                                                                  ----------
    Net investment loss                                               (6,838)
                                                                  ----------

   REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments                               1,236,926
    Net change in unrealized appreciation on investments             104,980
                                                                  ----------
    Net gain on investments                                        1,341,906
                                                                  ----------
    Net increase in net assets resulting from operations          $1,335,068
                                                                  ==========

See Notes to Financial Statements

SAND HILL PORTFOLIO MANAGER FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                        Year ended      Year ended
                                                                      August 31, 2004 August 31, 2003
                                                                      --------------- ---------------
OPERATIONS
 Net investment income (loss)                                           $    (6,838)    $    22,058
 Net realized gain (loss) on investments                                  1,236,926        (767,202)
 Change in unrealized appreciation of investments                           104,980       2,180,246
                                                                        -----------     -----------
 Net increase in net assets resulting from operations                     1,335,068       1,435,102

DISTRIBUTION TO SHAREHOLDERS FROM
 Net investment income ( $.02 and $.-- per share, respectively)             (22,059)             --

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets resulting from capital share transactions*    (2,206,118)     (1,719,507)
                                                                        -----------     -----------
Net decrease in net assets                                                 (893,109)       (284,405)
Net assets at beginning of year                                          15,158,942      15,443,347
                                                                        -----------     -----------

NET ASSETS at the end of the year (including undistributed net
  investment income of $0 and $22,059, respectively)                    $14,265,833     $15,158,942
                                                                        ===========     ===========

* A summary of capital share transactions follows:

                                           Year ended             Year ended
                                        August 31, 2004        August 31, 2003
                                     ---------------------  ---------------------
                                      Shares      Value      Shares      Value
                                     --------  -----------  --------  -----------
Shares sold                            19,033  $   282,822    48,837  $   598,491
Shares reinvested from distributions      873       12,466        --           --
Shares redeemed                      (171,841)  (2,501,406) (185,288)  (2,317,998)
                                     --------  -----------  --------  -----------
Net decrease                         (151,935) $(2,206,118) (136,451) $(1,719,507)
                                     ========  ===========  ========  ===========

Seenotes to financial statements

SAND HILL PORTFOLIO MANAGER FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                       Years ended August 31
                                                          ----------------------------------------------
                                                            2004      2003     2002      2001      2000
                                                          -------   -------  -------   -------   -------
Per Share Operating Performance
Net asset value, beginning of year                        $ 13.41   $ 12.19  $ 14.49   $ 19.25   $ 15.73
                                                          -------   -------  -------   -------   -------
Income from investment operations--
  Net investment income (loss)                              (0.01)     0.02    (0.00)*    0.03      0.08
  Net realized and unrealized gain (loss) on investments     1.20      1.20    (2.27)    (4.76)     3.72
                                                          -------   -------  -------   -------   -------
  Total from investment operations                           1.19      1.22    (2.27)    (4.73)     3.80
                                                          -------   -------  -------   -------   -------
Less distributions--
  Distributions from net investment income                  (0.02)       --    (0.03)    (0.03)    (0.05)
  Distributions from realized gains on investments             --        --       --        --     (0.23)
                                                          -------   -------  -------   -------   -------
  Total distributions                                       (0.02)       --    (0.03)    (0.03)    (0.28)
                                                          -------   -------  -------   -------   -------
Net asset value, end of year                              $ 14.58   $ 13.41  $ 12.19   $ 14.49   $ 19.25
                                                          =======   =======  =======   =======   =======
Total Return                                                 8.88%    10.01%  (15.71%)  (24.61%)   24.24%
                                                          =======   =======  =======   =======   =======
Ratios/Supplemental Data
Net assets, end of year (000's)                           $14,266   $15,159  $15,443   $19,050   $22,974
Ratio to average net assets--/ (A)/
  Expenses /(B)/                                             1.90%     1.90%    1.90%     1.85%     1.84%
  Expense ratio--net /(C)/                                   1.90%     1.90%    1.90%     1.83%     1.84%
  Net investment income (loss)                              (0.04%)    0.15%   (0.02%)    0.17%     0.34%
Portfolio turnover rate                                     18.91%    24.09%   56.70%    46.57%    45.85%

*Represents less than $0.01 per share

/(A)/Management fee waivers reduced the expense ratios and increased the net investment income ratio by 0.27% for the year ended August 31, 2004; 0.43% for the year ended August 31, 2003 and 0.08% for the year ended August 31, 2002.
/(B)/Expense ratios have been increased to include custodian fees which were offset by custodian credits.
/(C)/Expense ratio--net reflects the effect of the custodian fee credits the fund received.

See Notes to Financial Statements

SAND HILL PORTFOLIO MANAGER FUND
NOTES TO THE FINANCIAL STATEMENTS

August 31, 2004
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The Sand Hill Portfolio Manager Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established on January 2, 1995 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 850,000,000 shares of $.01 par value common stock. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      The investment objective of the Fund is to maximize total return by investing in equity securities, debt securities and short-term investments.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Short-term investments (securities with a remaining maturity of sixty days or less) are valued at cost which, when combined with accrued interest, approximates market value. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has a capital loss carryforward of $963,199 available to offset future capital gains, if any, of which $342,000 expires in 2009 and $621,199 expires in 2010.

      C. Security Transactions and Income. As is common in the industry, security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      D. Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      E. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2004, the Fund increased accumulated net investment income by $6,838 and decreased paid in capital by $6,838.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS

      Pursuant to an Investment Advisory Agreement, the Advisor, Sand Hill Advisors ("SHA") provides investment services for an annual fee of 1.0% of the first $100 million of average daily net assets and .75% on average daily net assets over $100 million. SHA voluntarily agreed to waive its fees and reimburse the Fund for expenses in order to limit the operating expenses to 1.90% of average net assets. For the year ended August 31, 2004, Advisory fees were $156,500 of which the manager waived fees of $41,615. These waivers are not subject to recapture or recoupment.

      As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its Administrative Agent, $31,233 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky filings and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives .20% of average daily net assets.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $35,803 for its services for the year ended August 31, 2004.

      Commonwealth Fund Accounting ("CFA") is the Fund's Accounting agent. CFA received $25,700 for its services for the year ended August 31, 2004.

      Certain officers and/or directors of the Fund are also officers and/or directors of CSS, CFA and FSI.

NOTE 3 - INVESTMENTS

      The cost of purchases and proceeds from sales of securities other than short-term notes for the year ended August 31, 2004, were $4,050,842 and $5,882,246, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

      The tax character of distributions paid during the year ended August 31, 2004 and August 31, 2003 was as follows:

                                       Year ended      Year ended
                                     August 31, 2004 August 31, 2003
                                     --------------- ---------------
            Distributions paid from:
             Ordinary income             $22,059         $   --
                                         =======         ======

      As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

                      Capital loss carryforward $ (963,199)
                        Unrealized appreciation 1,782,045
                                               ----------
                                               $  818,846
                                               ==========

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of The World Funds, Inc. Richmond, Virginia

We have audited the accompanying statement of assets and liabilities of the Sand Hill Portfolio Manager Fund, a series of The World Funds, Inc., including the schedule of portfolio investments as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (US). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Sand Hill Portfolio Manager Fund as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER AND BAKER
Philadelphia, Pennsylvania
October 15, 2004

SAND HILL PORTFOLIO MANAGER FUND

SUPPLEMENTAL INFORMATION (Unaudited)

      Information pertaining to the directors and officers of the fund is set forth below. The Statement of Additional Information (the "SAI") includes additional information about the directors and is available without charge upon request by calling (800) 527-9525.

Name, Address and Age    Position(s) Held Number of Principal Occupation(s)                Other
                         with Company     Funds in  During the Past 5 Years                Directorships
                         and Tenure       Company                                          by Directors
                                          Overseen                                         and Number of
                                                                                           Funds in the
                                                                                           Complex
                                                                                           Overseen
----------------------------------------------------------------------------------------------------------
Interested Directors:
----------------------------------------------------------------------------------------------------------
* John Pasco, III(1)     Chairman,            6     Mr. Pasco is Treasurer and a Director  Vontobel
8730 Stony Point Parkway Director and               of Commonwealth Shareholder            Funds, Inc. - 1
Suite 205                Treasurer since            Services, Inc. ("CSS"), the            Fund; The
Richmond, VA 23235       May, 1997                  Company's Administrator, since         World
(59)                                                1985; President and Director of First  Insurance
                                                    Dominion Capital Corp.
                                                    ("FDCC"), Trust - 1 Fund the
                                                    Company's underwriter;
                                                    Director and shareholder of
                                                    Fund Services, Inc., the
                                                    Company's Transfer and
                                                    Disbursing Agent since 1987;
                                                    President and Treasurer of
                                                    Commonwealth Capital
                                                    Management, Inc. since 1983
                                                    which also owns an interest
                                                    an interest in the
                                                    investment adviser to the
                                                    Third Millennium Russia
                                                    Fund, another fund of the
                                                    Company; President of
                                                    Commonwealth Capital
                                                    Management, LLC, the
                                                    investment adviser to the
                                                    GenomicsFund series of the
                                                    Company, since December,
                                                    2000; Shareholder of
                                                    Commonwealth Fund
                                                    Accounting, Inc., which
                                                    provides bookkeeping
                                                    services to the Company;
                                                    Chairman, Director and
                                                    Treasurer of Vontobel Funds,
                                                    Inc., a registered
                                                    investment company, since
                                                    March, 1997; Chairman,
                                                    Trustee and Treasurer of The
                                                    World Insurance Trust, a
                                                    registered investment
                                                    company, since May, 2002.
                                                    Mr. Pasco is also a
                                                    certified public accountant.
----------------------------------------------------------------------------------------------------------

Name, Address and Age Position(s) Held Number of Principal Occupation(s)               Other
                      with Company     Funds in  During the Past 5 Years               Directorships
                      and Tenure       Company                                         by Directors
                                       Overseen                                        and Number of
                                                                                       Funds in the
                                                                                       Complex
                                                                                       Overseen
-------------------------------------------------------------------------------------------------------
Non-Interested Directors:
-------------------------------------------------------------------------------------------------------
Samuel Boyd, Jr.       Director since      6     Mr. Boyd is Manager of the Customer   Vontobel
10808 Hob Nail Court   May, 1997                 Services Operations and Accounting    Funds, Inc. -  1
Potomac, MD 20854                                Division of the Potomac Electric      Fund; The
(64)                                             Power Company since August, 1978;     World
                                                 Director of Vontobel Funds,
                                                 Inc., a Insurance registered
                                                 investment company, since Trust
                                                 - 1 Fund; March, 1997; a
                                                 Trustee of The World Satuit
                                                 Capital Insurance Trust, a
                                                 registered Management
                                                 investment company, since May,
                                                 Trust - 1 Fund; 2002; a Trustee
                                                 of Satuit Capital Janus Advisor
                                                 Management Trust, a registered
                                                 Series investment company,
                                                 since October, Trust - 2 Funds
                                                 2002; a Trustee of Janus
                                                 Advisor Series Trust, a
                                                 registered investment company,
                                                 since September, 2003. Mr. Boyd
                                                 is also a certified public
                                                 accountant.
-------------------------------------------------------------------------------------------------------
William E. Poist       Director since      6     Mr. Poist is a financial and tax      Vontobel
5272 River Road        May, 1997                 consultant through his firm           Funds, Inc. - 1
Bethesda, MD 20816                               Management Funds Consulting for       Fund; The
(65)                                             Professionals since 1968; Director of World
                                                 Vontobel Funds, Inc., a registered    Insurance
                                                 investment company, since March,      Trust - 1 Fund;
                                                 1997; a Trustee of The World          Satuit Capital
                                                 Insurance Trust, a registered         Management
                                                 investment company, since May,        Trust - 1 Fund
                                                 2002; and a Trustee of Satuit Capital
                                                 Management Trust, a registered
                                                 investment company, since February,
                                                 2004. Mr. Poist is also a certified
                                                 public accountant.
-------------------------------------------------------------------------------------------------------

Name, Address and Age    Position(s) Held Number of Principal Occupation(s)                 Other
                         with Company     Funds in  During the Past 5 Years                 Directorships
                         and Tenure       Company                                           by Directors
                                          Overseen                                          and Number of
                                                                                            Funds in the
                                                                                            Complex
                                                                                            Overseen
-----------------------------------------------------------------------------------------------------------
Non-Interested Directors (continued):
-----------------------------------------------------------------------------------------------------------
Paul M. Dickinson        Director since      6      Mr. Dickinson is President of Alfred    Vontobel
8704 Berwickshire Drive  May, 1997                  J. Dickinson, Inc. Realtors since       Funds, Inc. - 1
Richmond, VA 23229                                  April, 1971; Director of Vontobel       Fund; The
(57)                                                Funds, Inc., a registered investment    World Insurance
                                                    company, since March, 1997;
                                                    a Trust - 1 Fund; Trustee of
                                                    The World Insurance Satuit
                                                    Capital Trust, a registered
                                                    investment Management
                                                    company, since May, 2002;
                                                    and a Trust - 1 Fund Trustee
                                                    of Satuit Capital Management
                                                    Trust, a registered
                                                    investment company, since
                                                    February, 2004.
-----------------------------------------------------------------------------------------------------------
Officers:
-----------------------------------------------------------------------------------------------------------
F. Byron Parker, Jr. Secretary since N/A Mr. Parker is Secretary of CSS and N/A
1500 Forest Avenue May, 1997 FDCC since 1986; Secretary of Suite 222 Vontobel
Funds, Inc., a registered Richmond, VA 23229 investment company, since March,
(61) 1997; Secretary of The World
                                                    Insurance Trust, a
                                                    registered investment
                                                    company, since May, 2002;
                                                    and partner in the law firm
                                                    Parker and McMakin.
-----------------------------------------------------------------------------------------------------------
* Jane H. Williams       Vice President      N/A    Ms. Williams is President of Sand       N/A
245 Lytton Avenue        of the Company             Hill Advisors, Inc., a registered
Suite 250                and President of           investment adviser, since August,
Palo Alto, CA 94301-1465 the Sand Hill              2000 and was the Executive Vice
(53)                     Portfolio                  President of Sand Hill Advisors, since
                         Manager Fund               1982.
                         series since
                         May, 1997.
-----------------------------------------------------------------------------------------------------------
* Leland H. Faust        President of the    N/A    Mr. Faust is President of CSI Capital   N/A
One Montgomery Street    CSI Equity Fund            Management, Inc., a registered
Suite 2525               series and the             investment adviser, since 1978. Mr.
San Francisco, CA 94104  CSI Fixed                  Faust is also a partner in the law firm
(58)                     Income Fund                Taylor & Faust since September,
                         series since               1975.
                         October, 1997.
-----------------------------------------------------------------------------------------------------------

Name, Address and Age       Position(s) Held  Number of Principal Occupation(s)                 Other
                            with Company      Funds in  During the Past 5 Years                 Directorships
                            and Tenure        Company                                           by Directors
                                              Overseen                                          and Number of
                                                                                                Funds in the
                                                                                                Complex
                                                                                                Overseen
-------------------------------------------------------------------------------------------------------------
Officers (continued):
-------------------------------------------------------------------------------------------------------------
* Stephen Goddard           Vice President of    N/A    Mr. Goddard has been the President           N/A
One James Center            the Company and             and principal shareholder of The
Ste 1501                    President of the            London Company, a registered
Richmond, VA 23219          New Market                  investment adviser, since its inception
(43)                        Fund series since           and has been the portfolio manager of
                            March, 2003                 the New Market Fund series since its
                                                        inception on October 1, 1998. Mr.
                                                        Goddard is also a director and
                                                        shareholder of Virginia Management
                                                        Investment Corporation, a registered
                                                        investment adviser. Mr. Goddard has
                                                        fifteen years experience in senior
                                                        portfolio management, security
                                                        analysis and finance.
-------------------------------------------------------------------------------------------------------------
* John T. Connor, Jr.       Vice President of    N/A    Mr. Connor is President of Third             N/A
1185 Avenue of the Americas the Company and             Millennium Investment Advisors,
32nd Floor                  President of the            LLC, a registered investment adviser,
New York, NY 10036          Third                       since April, 1998; and Chairman of
(63)                        Millennium                  ROSGAL Insurance since 1993.
                            Russia Fund series since October, 1998.
-------------------------------------------------------------------------------------------------------------
* Robert J. Sullivan        Vice President of    N/A    Chairman of the Board, President and         N/A
2608 Goldbug Avenue,        the Company and             Treasurer of Satuit Capital
Sullivan's Island, SC 29482 President of the            Management Trust, an open-end
(43)                        GenomicsFund                investment management company,
                            series since                since December, 2000; Managing
                            January, 2003               Director and Investment Officer of
                                                        Satuit Capital
                                                        Management, LLC, a
                                                        registered investment
                                                        adviser, from June, 2000
                                                        to Present; Portfolio
                                                        Manager and Senior
                                                        Equity Analyst at
                                                        Cadence Capital
                                                        Management from 1997 to
                                                        2000, an institutional
                                                        asset management firm.
-------------------------------------------------------------------------------------------------------------

Name, Address and Age Position(s) Held Number of Principal Occupation(s)                 Other
                      with Company     Funds in  During the Past 5 Years                 Directorships
                      and Tenure       Company                                           by Directors
                                       Overseen                                          and Number of
                                                                                         Funds in the
                                                                                         Complex
                                                                                         Overseen
------------------------------------------------------------------------------------------------------
Officers (continued):
------------------------------------------------------------------------------------------------------
  * Russell Platt     Vice President      N/A    Mr. Platt is Chief Executive Officer         N/A
  518 17th Street,    of the Company             of Forum Partners, an investment
  Suite 1700,         and President of           management firm. Previously he was
  Denver, CO 80202    the Dividend               a Managing Director of Security
                      Capital Realty             Capital Research and Management,
                      Income Fund                Inc.'s investment management
                      series since               subsidiary. Prior to joining Security
                      December,                  Capital, Mr. Platt served as President-
                      2003.                      International of JER Partners, a real
                                                 estate investment company, and
                                                 prior to that, served from 1982
                                                 to 1999 at Morgan Stanley.
------------------------------------------------------------------------------------------------------

(1)-Mr. Pasco is considered to be an "interested person" of the Company, as that term is defined in the 1940 Act. Mr. Pasco is an interested person because:
   (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, the adviser to GenomicsFund series of the Company; (3) he owns an interest in Third Millennium Investment Advisors, LLC, the adviser to another fund of the Company; (4) he owns FDCC, the principal underwriter of the Company; and (5) he owns or controls several of the Company's various service providers.
*-Officerof the Company and also affiliated with on investment advisor to a fund of the Company.

Sand Hill Portfolio Managers Fund
Supplemental Information Continued (unaudited)

A. Proxy Voting Information (unaudited)

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2004 is available on or through the SEC's website at www.sec.gov.

B. Portfolio Holdings (unaudited)

      Beginning with its first and third fiscal quarters ending on or after July 9, 2004, the Fund will file its complete schedule of portfolio holdings with the SEC on Form N-Q. The Fund's Form N-Q will be available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov.

Investment Adviser:

   Sand Hill Advisors, Inc.
     245 Lytton Avenue, Suite 250
     Palo Alto, CA 94301-1465

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Auditors:

   Tait, Weller and Baker
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to Sand Hill's Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 527-9525 Toll Free.

                          Annual Report to Shareholders

                               SAND HILL PORTFOLIO
                                  MANAGER FUND

                                   A series of
                              The World Funds, Inc.
                          A "Series" Investment Company

                               For the Year Ended
                                 August 31, 2004

                         Annual Report to Shareholders

                                CSI Equity Fund


[LOGO]
CSI Capital Management
Financial Advisors
Investment Counsel

                              For the Year Ended

                                August 31, 2004

Dear Shareholder:

      In last year's letter to shareholders we were cautiously optimistic with respect to the economy and the investment markets in the year ahead. At this time last year the war in Iraq that commenced in March of 2003 appeared close to conclusion when Baghdad fell less than a month later. Without significant harm to Iraqi oil fields it also appeared that the prospect of increasing oil prices had diminished. Further, relatively low U.S. and allied casualties indicated that the political fallout from this controversial military action might be limited. At the same time, the health of the U.S. economy was punctuated by annual GDP growth in excess of 4%, inflation was contained, and interest rates were still near historic lows.

      A year later, the war in Iraq continues, casualties have increased significantly, and oil prices hover near $50 per barrel. At the same time Saddam is behind bars, terrorist camps have been destroyed, and there is further evidence of progress in the war on terror. The war in Iraq remains a worldwide controversy and domestic debate rages on, the result of which will likely be manifested in the outcome of the election in November. In addition to the issues surrounding the war and higher oil prices, China's interest in moderating its rate of economic growth has slowed the recovery in Japan and other Asian countries and has had a moderating impact on global economic activity.

      Notwithstanding all of the above, it is particularly telling that the U.S. economy continues to demonstrate improving fundamentals. After a brief pause in the second quarter of 2004, GDP growth of 4% appears likely for the balance of the year. Consumer demand, fueled by increases in compensation per hour (higher productivity) and surprisingly low inflation, along with continued construction spending and inventory rebuilding, all contributed to the regained economic "traction" mentioned by Alan Greenspan in his report to Congress. Most impressive has been the rebound in the industrial sector, especially manufacturing, where the rebuilding of record-low inventory levels to meet increased demand has resulted in year-over-year growth that is consistent with that of the late 90's.

      There is little doubt that the economy would be stronger yet with oil prices back at $30, the continuing costs of the war abated, and the uncertainty of the presidential election behind us. However, it is imprudent to consider these positive possibilities without giving weight to the geopolitical issues beyond the war in Iraq, the presidential election, and the price of oil. Our abysmal national savings rate offers little help in financing our growing national debt, a situation that has only been exacerbated by the mounting cost of the war in Iraq. At some point in the future we will have to constructively deal with our fiscal and current account deficits, though no realistic solution is currently on the horizon. While manufacturing has improved over the short term, we continue to be faced with the challenge of finding jobs for displaced manufacturing workers in our continually expanding service and knowledge-based economy. This particular challenge is made more difficult as an increasing number of service jobs are being outsourced to countries with highly competitive workforces.

      Solutions to these problems will require time and patience, as well as creativity and innovation. The latter two have served us quite well over the years, and we continue to rely on them for productive solutions to our challenges.

Portfolio Discussion

      For the year ending August 31, 2004 the CSI Equity Fund was up 12.55%, inclusive of all fund expenses. Before expenses, the Fund's portfolio was up 14.04%, ahead of the 11.45% return of the S&P 500. Our approach to managing the fund is distinctly conservative, the benefits of which have resulted in significant out-performance of the S&P 500, especially in down markets.

      Our perennial overweighting of consumer stocks, especially the staples, along with several of our industrial holdings favorably impacted our performance during the year ending August 31, 2004. The portfolio was also positively impacted by our over-weighted position in the energy sector, as oil prices climbed over 40% during the year. Last year's run up in technology shares left a relative disconnect between valuations and sustainable growth. Accordingly, we remained circumspect of the technology sector and benefited from our underweighting of technology shares relative to the S&P 500.

      We remain committed to high-quality, industry-leading companies with strong balance sheets and experienced management. The portfolio is well diversified among industries and markets and has excellent prospects for consistent and profitable growth over the next several years. While we believe that the portfolio is well positioned to benefit from continued economic growth, we also have confidence that its high quality nature provides protection should the economy and the market fail to meet our short term expectations.

                                    Leland Faust
                                    Portfolio Manager

CSI EQUITY FUND

Fund Expenses (Unaudited)

Fund Expenses Example

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges on certain redemptions made within 90 days of purchase and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2004 and held for the six months ended August 31, 2004.

Actual Expenses Example

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses many not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                         Expenses Paid During Year*
                            Beginning Account Value Ending Account Value   March 31, 2004 through
                                 March 1, 2004        August 31, 2004         August 31, 2004
INVESTOR CLASS              ----------------------- -------------------- --------------------------
Actual                              $1,000               $1,000.18                 $7.49
Hypothetical
(5% return before expenses)         $1,000               $1,017.55                 $7.56

                                                                         Expenses Paid During Year*
                            Beginning Account Value Ending Account Value   March 31, 2004 through
                                 March 1, 2004        August 31, 2004         August 31, 2004
INSTITUTIONAL CLASS         ----------------------- -------------------- --------------------------
Actual                              $1,000               $  999.42                 $7.49
Hypothetical
(5% return before expenses)         $1,000               $1,017.55                 $7.56

* -Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 366 days in the current year.

                                CSI Equity Fund

Portfolio Holdings, by Sector, as Percentage of Net Assets (unaudited)

                                    [CHART]

                CSI EQUITY FUND
         PORTFOLIO HOLDINGS, BY SECTOR,
          AS PERCENTAGE OF NET ASSETS
          AS OF 8/31/2004 (unaudited)
          ---------------------------

Industry Sector                            Percent of Net Assets
------------------------------------------------------------
Banking                                               7.46%
------------------------------------------------------------
Beverages                                             2.27%
------------------------------------------------------------
Computer and Peripherals                              3.90%
------------------------------------------------------------
Computer Software/Services                            3.92%
------------------------------------------------------------
Drug and Medical                                     10.32%
------------------------------------------------------------
Electronics/Equipment                                 8.52%
------------------------------------------------------------
Financial                                             5.02%
------------------------------------------------------------
Food                                                  7.53%
------------------------------------------------------------
Household                                             6.36%
------------------------------------------------------------
Manufacturing                                         6.80%
------------------------------------------------------------
Materials                                             1.23%
------------------------------------------------------------
Oil                                                   9.63%
------------------------------------------------------------
Other Assets, Net                                     1.85%
------------------------------------------------------------
Retail                                               11.16%
------------------------------------------------------------
Semi-conductors                                       2.17%
------------------------------------------------------------
Telecommunications                                    2.27%
------------------------------------------------------------
Transportation                                        6.09%
------------------------------------------------------------
Utilities                                             3.50%
------------------------------------------------------------

                                CSI Equity Fund

                                    [CHART]

                                CSI Equity Fund

                                    [CHART]

                                CSI Equity Fund

                                CSI EQUITY FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                August 31, 2004

         Number                                              Market
         of Shares Description                               Value
         --------- -----------                            ------------

                   COMMON STOCKS:                  98.15%

                   BANKING:                         7.46%
           40,000  Bank America                           $  1,799,200
           35,000  HSBC Holdings ADR                         2,725,800
           17,000  National Bank Austria                     1,600,380
           40,000  Wells Fargo & Co.                         2,350,000
                                                          ------------
                                                             8,475,380
                                                          ------------

                   BEVERAGES:                       2.27%
           51,500  Pepsico Inc.                              2,575,000
                                                          ------------

                   COMPUTER AND PERIPHERALS:        3.90%
           82,100  Cisco Systems, Inc.*                      1,540,196
           42,000  Dell Computer*                            1,463,280
          133,200  EMC Corp/MASS*                            1,434,564
                                                          ------------
                                                             4,438,040
                                                          ------------

                   COMPUTER SOFTWARE/SERVICES:      3.92%
           52,300  Automatic Data Processing, Inc.           2,079,971
           87,200  Microsoft Corp.                           2,380,560
                                                          ------------
                                                             4,460,531
                                                          ------------

                   DRUG AND MEDICAL:               10.32%
           57,800  Abbott Laboratories                       2,409,682
           38,000  Amgen, Inc.*                              2,253,020
           42,000  Johnson & Johnson                         2,440,200
           51,200  Merck                                     2,302,464
           71,225  Pfizer Inc.                               2,326,921
                                                          ------------
                                                            11,732,287
                                                          ------------

                   ELECTRONICS/EQUIPMENT:           8.52%
           34,100  Canon Inc. ADR                            1,635,777
           42,900  Emerson Electric Co.                      2,670,525
           86,000  General Electric Corp.                    2,819,940
           51,500  Metronic Inc.                             2,562,125
                                                          ------------
                                                             9,688,367
                                                          ------------

                   FINANCIAL:                       5.02%
           20,200  American International                    1,439,048
           64,000  1st Data Corp                             2,704,000
           34,600  State Street Corp                         1,561,844
                                                          ------------
                                                             5,704,892
                                                          ------------

                                CSI Equity Fund

         Number                                               Market
         of Shares Description                                Value
         --------- -----------                             ------------

                   FOOD:                             7.53%
          25,000   Diageo PLC ADR                          $  1,248,750
          82,400   Groupe Danone ADR                          1,330,760
          39,800   Nestle S.A. ADR                            2,350,087
          37,000   Sysco Corp.                                1,189,180
          39,400   William Wrigley Jr. Company                2,443,982
                                                           ------------
                                                              8,562,759
                                                           ------------

                   HOUSEHOLD:                        6.36%
           7,400   Kao Corporation ADR                        1,813,841
          20,900   Kimberly-Clark Corp.                       1,394,030
          50,800   Proctor & Gamble                           2,843,276
          12,000   Toto Ltd.                                  1,182,013
                                                           ------------
                                                              7,233,160
                                                           ------------

                   MANUFACTURING:                    6.80%
          51,600   Dupont EI                                  2,180,616
          33,000   3M Co.                                     2,717,880
          30,100   United Technologies                        2,826,691
                                                           ------------
                                                              7,725,187
                                                           ------------

                   MATERIALS:                        1.23%
          75,000   BHP Billiton LTD ADR                       1,403,250
                                                           ------------

                   OIL:                              9.63%
          52,700   BP PLC ADR                                 2,829,990
          37,600   Conocophillips                             2,798,568
          40,600   Schlumberger Ltd.                          2,509,080
          28,700   Total Fina ADR                             2,812,313
                                                           ------------
                                                             10,949,951
                                                           ------------

                   RETAIL:                          11.16%
          73,800   Avon Products                              3,260,484
          75,000   Borders Group Inc.                         1,792,500
          70,800   Costco Wholesale                           2,914,836
          66,100   CVS Corp.                                  2,644,000
          56,700   Home Depot Inc.                            2,072,952
                                                           ------------
                                                             12,684,772
                                                           ------------

                   SEMI-CONDUCTORS:                  2.17%
          72,200   Intel Corp.                                1,537,138
          54,200   STMicroelectronics                           927,362
                                                           ------------
                                                              2,464,500
                                                           ------------

                   TELECOMMUNICATIONS:               2.27%
          37,000   Hutchison Whampoa ADR                      1,446,700
          49,350   Vodafone Airtouch Communications           1,130,115
                                                           ------------
                                                              2,576,815
                                                           ------------

                                CSI Equity Fund

              Number                                     Market
              of Shares Description                      Value
              --------- -----------                   ------------

                        TRANSPORTATION:         6.09%
               33,400   Fedex Corporation             $  2,738,466
               22,050   Toyota Motor ADR                 1,746,139
               42,800   Union Pacific Corp.              2,444,308
                                                      ------------
                                                         6,928,913
                                                      ------------

                        UTILITIES:              3.50%
               17,000   EON AG ADR                       1,211,250
               40,000   FPL Group                        2,768,000
                                                      ------------
                                                         3,979,250
                                                      ------------
                        TOTAL INVESTMENTS:
                        (Cost: $97,883,599)**  98.15%  111,583,054
                        Other assets, net       1.85%    2,100,688
                                              ------  ------------
                        NET ASSETS            100.00% $113,683,742
                                              ======  ============

* Non-income producing
**Cost for Federal income tax purposes is $97,883,599 and net unrealized appreciation consists of:

                   Gross unrealized appreciation $17,672,936
                   Gross unrealized depreciation  (3,973,481)
                                                 -----------
                   Net unrealized appreciation   $13,699,455
                                                 ===========

ADR--Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

                                CSI Equity Fund

CSI EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $97,883,599) (Notes 1 & 3)                          $111,583,054
 Cash                                                                                            1,594,097
 Accounts receivable:
   Dividend                                                                        $  206,665
   Investments sold                                                                 2,301,623
   Capital stock sold                                                                 420,100
                                                                                   ----------
                                                                                                 2,928,388
 Prepaid insurance                                                                                  20,600
 Prepaid registration fees                                                                          19,623
                                                                                              ------------
       TOTAL ASSETS                                                                            116,145,762
                                                                                              ------------

LIABILITIES
 Securities purchased                                                                            2,398,754
 Accrued expenses:
   Advisor fees                                                                        56,324
   Accounting fees                                                                      3,802
                                                                                   ----------
                                                                                                    60,126
 Other liabilities                                                                                   3,140
                                                                                              ------------
       TOTAL LIABILITIES                                                                         2,462,020
                                                                                              ------------

NET ASSETS                                                                                    $113,683,742
                                                                                              ============
Investor Class Shares
 NET ASSETS                                                                                   $ 68,205,131
                                                                                              ============
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   ($68,205,131 / 4,804,010 shares outstanding)                                               $      14.20
                                                                                              ============

Institutional Class Shares
 NET ASSETS                                                                                   $ 45,478,611
                                                                                              ============
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   ($45,478,611 / 3,206,826 shares outstanding)                                               $      14.18
                                                                                              ============

At August 31, 2004 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
 Paid in capital                                                                              $110,417,844
 Undistributed net investment income                                                               211,063
 Accumulated net realized loss on investments                                                  (10,644,620)
 Net unrealized appreciation of investments                                                     13,699,455
                                                                                              ------------
 Net assets                                                                                   $113,683,742
                                                                                              ============

See Notes to Financial Statements

                                CSI Equity Fund

CSI EQUITY FUND
STATEMENT OF OPERATIONS

Year ended August 31, 2004
--------------------------------------------------------------------------------

 INVESTMENT INCOME
  Dividend                                               $1,965,281
  Interest                                                   10,379
                                                         ----------
    Total income                                                    $ 1,975,660
                                                                    -----------

 EXPENSES
  Investment management fees (Note 2)                     1,151,921
  Recordkeeping and administrative services (Note 2)        156,738
  Custodian and accounting fees                              64,241
  Legal and audit fees                                       38,785
  Transfer agent fees (Note 2)                               61,572
  Registration fees                                          28,952
  Shareholder servicing and reports                          90,003
  Insurance                                                  55,473
  Other expenses                                             66,790
                                                         ----------
    Total expenses                                                    1,714,475
                                                                    -----------
  Net investment income                                                 261,185
                                                                    -----------

 REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                    2,323,071
  Net increase in unrealized appreciation on investments             10,937,253
                                                                    -----------
  Net gain on investments                                            13,260,324
                                                                    -----------
  Net increase in net assets resulting from operations              $13,521,509
                                                                    ===========

See Notes to Financial Statements

                                CSI Equity Fund

CSI EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           Year ended      Year ended
                                                                         August 31, 2004 August 31, 2003
                                                                         --------------- ---------------
OPERATIONS
 Net investment income                                                    $    261,185    $    351,375
 Net realized gain (loss) on investments                                     2,323,071      (1,356,689)
 Change in net unrealized appreciation of investments                       10,937,253       6,313,898
                                                                          ------------    ------------
 Net increase in net assets resulting from operations                       13,521,509       5,308,584

DISTRIBUTION TO SHAREHOLDERS FROM
 Net investment income ($0.05 and $0.01 per share, respectively)--
   Investor Class                                                             (248,580)        (12,699)
 Net investment income ($0.05 and $--  per share, respectively)--
   Institutional Class                                                        (154,534)             --
                                                                          ------------    ------------
   Total distributions                                                        (403,114)        (12,699)
                                                                          ------------    ------------

CAPITAL SHARE TRANSACTIONS
 Net decrease in net assets resulting from capital share transactions*--
   Investor Class                                                           (9,466,015)     (8,466,833)
 Net increase in net assets resulting from capital share transactions*--
   Institutional Class                                                       3,955,155      11,527,497
                                                                          ------------    ------------
 Net increase in net assets                                                  7,607,535       8,356,549
 Net assets at beginning of year                                           106,076,207      97,719,658
                                                                          ------------    ------------
NET ASSETS at end of year (including undistributed net investment
  income of $211,063 and $351,395, respectively)                          $113,683,742    $106,076,207
                                                                          ============    ============

* A summary of capital share transactions follows:

                                           Year Ended               Year ended
                                         August 31,2004          August 31, 2003
Investor Class Shares                ----------------------  -----------------------
                                      Shares       Value       Shares       Value
                                     --------  ------------  ---------  ------------
Shares sold                            63,890  $    859,639    263,934  $  3,091,018
Shares reinvested from distributions   16,847       228,442        950        11,705
Shares redeemed                      (759,528)  (10,554,096)  (979,399)  (11,569,556)
                                     --------  ------------  ---------  ------------
Net decrease                         (678,791) $ (9,466,015)  (714,515) $ (8,466,833)
                                     ========  ============  =========  ============

                                           Year Ended               Year ended
                                         August 31, 2004         August 31, 2003
Institutional Class Shares           ----------------------  -----------------------
                                      Shares       Value       Shares       Value
                                     --------  ------------  ---------  ------------
Shares sold                           845,436  $ 11,398,401  1,382,793  $ 16,021,306
Shares reinvested from distributions   11,405       154,534         --            --
Shares redeemed                      (547,307)   (7,597,780)  (383,696)   (4,493,809)
                                     --------  ------------  ---------  ------------
Net increase                          309,534  $  3,955,155    999,097  $ 11,527,497
                                     ========  ============  =========  ============

See Notes to Financial Statements

                                CSI Equity Fund

CSI EQUITY FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                               Investors Class
                                            ---------------------------------------------------
                                                           Years ended August 31,
                                            ---------------------------------------------------
                                              2004       2003       2002       2001       2000
                                            -------  -------      -------   --------   --------
Per Share Operating Performance
Net asset value, beginning of year          $ 12.66  $ 12.07      $ 13.62   $  18.37   $  13.36
                                            -------  -------      -------   --------   --------
Income from investment operations-
 Net investment income (loss)                  0.04     0.05           --       0.01      (0.02)
 Net realized and unrealized gain (loss) on
   investments                                 1.55     0.54        (1.54)     (3.45)      5.03
                                            -------  -------      -------   --------   --------
 Total from investment operations              1.59     0.59        (1.54)     (3.44)      5.01
                                            -------  -------      -------   --------   --------
Less distributions-
 Distributions from net investment income     (0.05)    0.00/[1]/   (0.01)        --         --
 Distributions from capital gains                --       --           --      (1.31)        --
                                            -------  -------      -------   --------   --------
 Total distributions                          (0.05)    0.00        (0.01)     (1.31)        --
                                            -------  -------      -------   --------   --------
 Net asset value, end of year               $ 14.20  $ 12.66      $ 12.07   $  13.62   $  18.37
                                            =======  =======      =======   ========   ========
Total Return                                  12.55%    4.91%      (11.31%)   (19.32%)    37.50%
                                            =======  =======      =======   ========   ========
Ratios/Supplemental Data
 Net assets, end of year (000's)            $68,205  $69,428      $74,829   $104,283   $113,673
Ratio to average net assets/ (A)/-
 Expenses /(B)/                                1.49%    1.49%        1.51%      1.45%      1.44%
 Expenses - net /(C)/                          1.49%    1.49%        1.51%      1.44%      1.44%
 Net investment income (loss)                  0.23%    0.36%        0.00%      0.06%     (0.14%)
Portfolio turnover rate                       25.11%   10.28%       15.86%     17.16%     22.69%

/[1]/ -less than one cent

/(A)/ Administrative fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.08% for the year ended August 31, 2003.

/(B)/ Expense ratio has been increased to include custodian fees which were offset by custodian credits for the year ended August 31, 2001.

/(C)/ Expense ratio - net reflects the effect of the custodian fee credits the fund received for the year ended August 31, 2001.

See Notes to Financial Statements

                                CSI Equity Fund

CSI EQUITY FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                    Institutional Class
                                                        -----------------------------------------
                                                          Years ended August 31,
                                                        -------------------------     Period ended
                                                          2004     2003     2002    August 31, 2001*
                                                        -------  -------  -------   ----------------
Per Share Operating Performance
Net asset value, beginning of period                    $ 12.65  $ 12.06  $ 13.62        $14.95
                                                        -------  -------  -------        ------
Income from investment operations-
 Net investment income (loss)                              0.03     0.04       --            --
 Net realized and unrealized gain (loss) on investments $  1.55     0.55    (1.55)        (0.62)
                                                        -------  -------  -------        ------
 Total from investment operations                          1.58     0.59    (1.55)        (0.62)
                                                        -------  -------  -------        ------
Less distributions-
 Distributions from net investment income                 (0.05)      --    (0.01)           --
 Distributions from capital gains                            --       --       --         (0.71)
                                                        -------  -------  -------        ------
Total distributions                                       (0.05)      --    (0.01)        (0.71)
                                                        -------  -------  -------        ------
 Net asset value, end of period                         $ 14.18  $ 12.65  $ 12.06        $13.62
                                                        =======  =======  =======        ======
Total Return                                              12.48%    4.89%  (11.38%)       (4.26%)
                                                        =======  =======  =======        ======
Ratios/Supplemental Data
 Net assets, end of period (000's)                      $45,479  $36,648  $22,891        $6,598
Ratio to average net assets /(A)/
 Expenses /(B)/                                            1.49%    1.49%    1.62%         1.45%**
 Expenses - net /(C)/                                      1.49%    1.49%    1.62%         1.44%**
 Net investment income                                     0.23%    0.36%    0.00%         0.01%**
Portfolio turnover rate                                   25.11%   10.28%   15.86%        17.16%

*Commencement of operations of Institutional Class Shares was June 28, 2001 **Annualized

/[1]/ -less than one cent

/(A)/ Administrative fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.08% for the year ended August 31, 2003.

/(B)/ Expense ratio has been increased to include custodian fees which were offset by custodian credits for the year ended August 31, 2001.

/(C)/ Expense ratio - net reflects the effect of the custodian fee credits the fund received for the year ended August 31, 2001.

See Notes to Financial Statements

                                CSI Equity Fund

CSI EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS

August 31, 2004
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The CSI Equity Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in 1997 as a series of TWF which has allocated to the Fund 50,000,000 of its 850,000,000 shares of $.01 par value common stock.

      The objective of the Fund is to seek to achieve growth of capital by investing in a portfolio composed of common stocks and securities convertible into common stocks, such as, warrants, convertible bonds, debentures or convertible preferred stock. In seeking to meet its objective, the Fund will invest on a global basis.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      A. Security Valuation. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors. Depositary receipts are valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has a capital loss carryforward of $10,644,620 available to offset future capital gains, if any, of which $5,571,878 expires in 2008, $4,557,375 expires in 2009 and $515,367 expires in 2011.

      C. Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a first-in, first-out basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      D. Cash and Cash Equivalents. Cash and cash equivalents consist of overnight deposits with Custodian Bank which earn interest at the current market rate.

      E. Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                CSI Equity Fund

      F. Class Net Asset Values and Expenses. All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and transfer agency expenses are allocated to the particular class to which they are attributable. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.

      G. Reclassifications. Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2004 the fund increased undistributed net investment loss by $1,597 and decreased paid in capital by $1,597.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

      Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI") provides investment services for an annual fee of 1.00% of average daily net assets of the Fund.

      As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS", "Administrator"), its administrative agent, $156,738, for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives 0.20% of average daily net assets of the Fund on the first $50 million, 0.15% per annum of the average daily net assets from $50 million to $100 million, and 0.10% per annum of the average daily net assets over $100 million. CSS has contractually agreed to waive its fees and reimburse the Fund for expenses in order to limit operating expenses to 1.49% of average daily net assets through August 31, 2004.

      The Administrator will be entitled to reimbursement of fees waived or remitted by the Administrator to the Fund. The total amount of reimbursement recoverable by the Administrator is the sum of all fees previously waived or remitted by the Administrator to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Administrator with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of August 31, 2004 was $47,820.

      FDCC acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. For the year ended August 31, 2004, FDCC received $233 in fees and commissions from the sale of Fund shares. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 360 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the year ended August 31, 2004, the CDSC for Fund shares redeemed was $12,593.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $61,572, for its services for the year ended August 31, 2004.

      Commonwealth Fund Accounting ("CFA") is the Fund's Accounting agent. CFA received $43,415 for its services for the year ended August 31, 2004.

      Certain officers and/or directors of the Fund are also officers and/or directors of CSI, CSS, CFA and FSI.

                                CSI Equity Fund

NOTE 3 - INVESTMENTS

      The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended August 31, 2004, aggregated $28,200,828 and $34,453,246, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

      The tax character of distributions paid during the year ended August 31, 2004 and the year ended August 31, 2003 was as follows:

                                       Year ended      Year ended
                                     August 31, 2004 August 31, 2003
                                     --------------- ---------------
            Distributions paid from:
             Ordinary income            $403,114         $12,699
                                        ========         =======

      As of August 31, 2004 the components of distributable earnings on a tax basis were as follows:

                    Ordinary income           $    211,063
                    Capital loss carryforward  (10,644,620)
                    Unrealized appreciation     13,699,455
                                              ------------
                                              $  3,265,898
                                              ============

                                CSI Equity Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of The World Funds, Inc. Richmond, Virginia

We have audited the accompanying statement of assets and liabilities of the CSI Equity Fund, a series of The World Funds, Inc., including the schedule of portfolio investments as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (US). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the CSI Equity Fund as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER AND BAKER
Philadelphia, Pennsylvania
October 15, 2004

The World Funds, Inc.
(the "Company")

SUPPLEMENTAL INFORMATION (Unaudited)

Information pertaining to the directors and officers of the fund is set forth below. The Statement of Additional Information (the "SAI") includes additional information about the directors and is available without charge upon request by calling (800) 527-9525.

Name, Address and Age    Position(s) Held Number of Principal Occupation(s)                Other
                         with Company     Funds in  During the Past 5 Years                Directorships by
                         and Tenure       Company                                          Directors and
                                          Overseen                                         Number of Funds
                                                                                           in the Complex
                                                                                           Overseen
-------------------------------------------------------------------------------------------------------------
Interested Directors:
-------------------------------------------------------------------------------------------------------------
*John Pasco, III(1)      Chairman,            6     Mr. Pasco is Treasurer and a Director  Vontobel Funds,
8730 Stony Point Parkway Director and               of Commonwealth Shareholder            Inc. - 1 Fund; The
Suite 205                Treasurer since            Services, Inc. ("CSS"), the            World Insurance
Richmond, VA 23235       May, 1997                  Company's Administrator, since         Trust - 1 Fund
(59)                                                1985; President and Director of First
                                                    Dominion Capital Corp. ("FDCC"),
                                                    the Company's underwriter; Director
                                                    and shareholder of Fund Services,
                                                    Inc., the Company's Transfer and
                                                    Disbursing Agent since 1987;
                                                    President and Treasurer of
                                                    Commonwealth Capital Management,
                                                    Inc. since 1983 which also owns an
                                                    interest an interest in the investment
                                                    adviser to the Third Millennium
                                                    Russia Fund, another fund of the
                                                    Company; President of
                                                    Commonwealth Capital Management,
                                                    LLC, the investment adviser to the
                                                    GenomicsFund series of the
                                                    Company, since December, 2000;
                                                    Shareholder of Commonwealth Fund
                                                    Accounting, Inc., which provides
                                                    bookkeeping services to the
                                                    Company; Chairman, Director and
                                                    Treasurer of Vontobel Funds, Inc., a
                                                    registered investment company, since
                                                    March, 1997; Chairman, Trustee and
                                                    Treasurer of The World Insurance
                                                    Trust, a registered investment
                                                    company, since May, 2002. Mr.
                                                    Pasco is also a certified public
                                                    accountant.
-------------------------------------------------------------------------------------------------------------

Name, Address and Age   Position(s) Held Number of Principal Occupation(s)               Other
                        with Company     Funds in  During the Past 5 Years               Directorships by
                        and Tenure       Company                                         Directors and
                                         Overseen                                        Number of Funds
                                                                                         in the Complex
                                                                                         Overseen
-----------------------------------------------------------------------------------------------------------
Non-Interested Directors:
-----------------------------------------------------------------------------------------------------------
Samuel Boyd, Jr.         Director since      6     Mr. Boyd is Manager of the Customer   Vontobel Funds,
10808 Hob Nail Court     May, 1997                 Services Operations and Accounting    Inc. - 1 Fund; The
Potomac, MD 20854                                  Division of the Potomac Electric      World Insurance
(64)                                               Power Company since August, 1978;     Trust - 1 Fund;
                                                   Director of Vontobel Funds, Inc., a   Satuit Capital
                                                   registered investment company, since  Management
                                                   March, 1997; a Trustee of The World   Trust - 1 Fund;
                                                   Insurance Trust, a registered         Janus Advisor
                                                   investment company, since May,        Series
                                                   2002; a Trustee of Satuit Capital     Trust - 2 Funds
                                                   Management Trust, a registered
                                                   investment company, since October,
                                                   2002; a Trustee of Janus Advisor
                                                   Series Trust, a registered
                                                   investment company, since
                                                   September, 2003. Mr. Boyd is also a
                                                   certified public accountant.
-----------------------------------------------------------------------------------------------------------
William E. Poist         Director since      6     Mr. Poist is a financial and tax      Vontobel Funds,
5272 River Road          May, 1997                 consultant through his firm           Inc. - 1 Fund; The
Bethesda, MD 20816                                 Management Funds Consulting for       World Insurance
(65)                                               Professionals since 1968; Director of Trust - 1 Fund;
                                                   Vontobel Funds, Inc., a registered    Satuit Capital
                                                   investment company, since March,      Management
                                                   1997; a Trustee of The World          Trust - 1 Fund
                                                   Insurance Trust, a registered
                                                   investment company, since May,
                                                   2002; and a Trustee of Satuit Capital
                                                   Management Trust, a registered
                                                   investment company, since February,
                                                   2004. Mr. Poist is also a certified
                                                   public accountant.
-----------------------------------------------------------------------------------------------------------
Paul M. Dickinson        Director since      6     Mr. Dickinson is President of Alfred  Vontobel Funds,
8704 Berwickshire Drive  May, 1997                 J. Dickinson, Inc. Realtors since     Inc. - 1 Fund; The
Richmond, VA 23229                                 April, 1971; Director of Vontobel     World Insurance
(57)                                               Funds, Inc., a registered investment  Trust - 1 Fund;
                                                   company, since March, 1997; a         Satuit Capital
                                                   Trustee of The World Insurance        Management
                                                   Trust, a registered investment        Trust - 1 Fund
                                                   company, since May, 2002; and a
                                                   Trustee of Satuit Capital Management
                                                   Trust, a registered investment
                                                   company, since February, 2004.
-----------------------------------------------------------------------------------------------------------

Name, Address and Age       Position(s) Held Number of Principal Occupation(s)                 Other
                            with Company     Funds in  During the Past 5 Years                 Directorships by
                            and Tenure       Company                                           Directors and
                                             Overseen                                          Number of Funds
                                                                                               in the Complex
                                                                                               Overseen
---------------------------------------------------------------------------------------------------------------
Officers:
---------------------------------------------------------------------------------------------------------------
F. Byron Parker, Jr.        Secretary since     N/A    Mr. Parker is Secretary of CSS and            N/A
1500 Forest Avenue          May, 1997                  FDCC since 1986; Secretary of
Suite 222                                              Vontobel Funds, Inc., a registered
Richmond, VA 23229                                     investment company, since March,
(61)                                                   1997; Secretary of The World
                                                       Insurance Trust, a registered
                                                       investment company, since May,
                                                       2002; and partner in the law firm
                                                       Parker and McMakin.
---------------------------------------------------------------------------------------------------------------
*Jane H. Williams           Vice President      N/A    Ms. Williams is President of Sand             N/A
245 Lytton Avenue           of the Company             Hill Advisors, Inc., a registered
Suite 250                   and President of           investment adviser, since August,
Palo Alto, CA 94301-1465    the Sand Hill              2000 and was the Executive Vice
(53)                        Portfolio                  President of Sand Hill Advisors, since
                            Manager Fund               1982.
                            series since
                            May, 1997.
---------------------------------------------------------------------------------------------------------------
*Leland H. Faust            President of the    N/A    Mr. Faust is President of CSI Capital         N/A
One Montgomery Street       CSI Equity Fund            Management, Inc., a registered
Suite 2525                  series and the             investment adviser, since 1978. Mr.
San Francisco, CA 94104     CSI Fixed                  Faust is also a partner in the law firm
(58)                        Income Fund                Taylor & Faust since September,
                            series since               1975.
                            October, 1997.
---------------------------------------------------------------------------------------------------------------
*Stephen Goddard            Vice President      N/A    Mr. Goddard has been the President            N/A
One James Center            of the Company             and principal shareholder of The
Ste 1501                    and President of           London Company, a registered
Richmond, VA 23219          the New Market             investment adviser, since its inception
(43)                        Fund series                and has been the portfolio manager of
                            since March,               the New Market Fund series since its
                            2003                       inception on October 1, 1998. Mr.
                                                       Goddard is also a director and
                                                       shareholder of Virginia Management
                                                       Investment Corporation, a registered
                                                       investment adviser. Mr. Goddard has
                                                       fifteen years experience in senior
                                                       portfolio management, security
                                                       analysis and finance.
---------------------------------------------------------------------------------------------------------------
*John T. Connor, Jr.        Vice President      N/A    Mr. Connor is President of Third              N/A
1185 Avenue of the Americas of the Company             Millennium Investment Advisors,
32nd Floor                  and President of           LLC, a registered investment adviser,
New York, NY 10036          the Third                  since April, 1998; and Chairman of
(63)                        Millennium                 ROSGAL Insurance since 1993.
                            Russia Fund
                            series since
                            October, 1998.
---------------------------------------------------------------------------------------------------------------

Name, Address and Age       Position(s) Held Number of Principal Occupation(s)                 Other
                            with Company     Funds in  During the Past 5 Years                 Directorships by
                            and Tenure       Company                                           Directors and
                                             Overseen                                          Number of Funds
                                                                                               in the Complex
                                                                                               Overseen
---------------------------------------------------------------------------------------------------------------
Officers (continued):
---------------------------------------------------------------------------------------------------------------
*Robert J. Sullivan         Vice President      N/A    Chairman of the Board, President and          N/A
2608 Goldbug Avenue,        of the Company             Treasurer of Satuit Capital
Sullivan's Island, SC 29482 and President of           Management Trust, an open-end
(43)                        the                        investment management company,
                            GenomicsFund               since December, 2000; Managing
                            series since               Director and Investment Officer of
                            January, 2003              Satuit Capital Management, LLC, a
                                                       registered investment adviser, from
                                                       June, 2000 to Present; Portfolio
                                                       Manager and Senior Equity Analyst
                                                       at Cadence Capital Management from
                                                       1997 to 2000, an institutional asset
                                                       management firm.
---------------------------------------------------------------------------------------------------------------
*Russell Platt              Vice President      N/A    Mr. Platt is Chief Executive Officer          N/A
518 17th Street,            of the Company             of Forum Partners, an investment
Suite 1700,                 and President of           management firm. Previously he was
Denver, CO 80202            the Dividend               a Managing Director of Security
                            Capital Realty             Capital Research and Management,
                            Income Fund                Inc.'s investment management
                            series since               subsidiary Prior to joining Security
                            December,                  Capital, Mr. Platt served as President-
                            2003.                      International of JER Partners, a real
                                                       estate investment company, and prior
                                                       to that, served from 1982 to 1999 at
                                                       Morgan Stanley.
---------------------------------------------------------------------------------------------------------------

/(1)/ -Mr. Pasco is considered to be an "interested person" of the Company, as that term is defined in the 1940 Act. Mr. Pasco is an interested person because: (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, the adviser to GenomicsFund series of the Company; (3) he owns an interest in Third Millennium Investment Advisors, LLC, the adviser to another fund of the Company; (4) he owns FDCC, the principal underwriter of the Company; and (5) he owns or controls several of the Company's various service providers.

* -Officer of the Company and also affiliated with an investment advisor to a fund of the Company.

CSI Equity Fund

SUPPLEMENTAL INFORMATION CONTINUED (Unaudited)

A. Proxy Voting Information (unaudited)

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2004 is available on or through the SEC's website at www.sec.gov.

B. Portfolio Holdings (unaudited)

      Beginning with its first and third fiscal quarters ending on or after July 9, 2004, the Fund will file its complete schedule of portfolio holdings with the SEC on Form N-Q. The Fund's Form N-Q will be available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov.

                                CSI Equity Fund

Investment Adviser:

   CSI Capital Management, Inc.
     445 Bush Street, 5/th/ Floor
     San Francisco, California 94108-3725

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Auditors:

   Tait, Weller and Baker
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to CSI Equity Fund and CSI Fixed Income Funds' Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call CSI Funds at (888) 826-2520 Toll Free.

Dear Shareholder,

      In last years letter, I wrote about two concepts that I would bring to the Fund that I felt would help to provide long term value to shareholders. Those two concepts were diversification and fundamentals. These concepts are still evident in the Fund today.

      With respect to diversification, over the last 6 years the number of companies that are, or will be deriving a substantial amount of their revenues from advances in the Genomics industry, has increased dramatically. Beginning with more technology-like companies, the industry has expanded to include drug discovery, testing, lab services and products, and marketing. In general, the Fund currently consists of equal weights of each of those types of companies. The result is a more diversified portfolio that has eliminated some volatility while still capturing significant upside.

      With respect to fundamentals, some would argue; "fundamentals and investing in Genomics is an oxymoron". However, an interesting development occurred over the last 5 to 6 years in this industry; 5 to 6 years actually occurred! My point is that companies in the industry have had more time to develop new targets, new treatments, new products and applications. Treatments, which were brand new 5 years ago, are now reaching their stride and providing real revenues (and eventually earnings per share) to the companies participating in them. And "pipelines" which are the assets of these companies, have had additional years to be tested, mature and move from trials to the market place.

      The performance of the Fund from August 2003 through August 2004 was mediocre at best. That might be surprising to hear from the portfolio manager but that's what the numbers tell you. The Fund over that time period was down -1.98% while the BTK Index was up +9.11%. Why the difference in returns: lack of concentration of portfolio holdings. We typically have 25 to 40 holdings versus the index holdings of 17. In a market that rewards concentration, we may under perform for a period of time as market participants "trade" stocks. However, over the long term market participants who "invest" tend to do better. With a sense of investing, I would point out that while returns lagged the index over the one-year period ending August 31st, 2004, since January of 2003 through August 2004 the Fund has returned 31.5% annualized versus the index return of 25.9% annualized. For the long-term investor, diversification and fundamentals count.

      2003 marked the 50th anniversary of the discovery of the double helix structure of DNA. Watson and Crick (using a technology called X-ray crystallography) discovered that DNA copies hereditary material over and over again. Since the time of their discovery, the Bio-Technology Industry has grown 1000 fold in terms of companies to invest in. In terms of Genomics, a real industry has also developed as well to include not only classic science but also R & D, testing, marketing and sales services, lab products and equipment. As the portfolio manager of GENEX, I will continue to create a portfolio of diversified companies that are benefiting from advances in the Genomics industry. At the same time, the companies I invest in will have some form of fundamentals. I am confident that focusing on diversification and fundamentals will create value and superior returns for shareholders over the long term.

                                    Sincerely,

                                    Robert J. Sullivan
                                    Portfolio Manager--GENEX
                                    Chief Investment Officer
                                    Satuit Capital Management, LLC

GENOMICSFUND
Fund Expenses (Unaudited)

Fund Expenses Example

      As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2004 and held for the six months ended August 31, 2004.

Actual Expenses Example

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses many not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                              Beginning       Ending      Expenses Paid During Year*
                            Account Value  Account Value    March 31, 2004 through
                            March 1, 2004 August 31, 2004      August 31, 2004
------------------------------------------------------------------------------------
Actual                         $1,000         $888.87               $9.02
------------------------------------------------------------------------------------
Hypothetical                   $1,000        $1,015.50              $9.63
(5% return before expenses)
------------------------------------------------------------------------------------

*--Expensesare equal to the Fund's annualized expense ratio of 1.90%, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 366 days in the current year.

Portfolio Holdings, by Sector, as Percentage of Net Assets (unaudited)

                                    [CHART]

Biopharmaceuticals & Biotherapeutics (FDA approved products)              20.02%
Biopharmaceuticals & Biotherapeutics (products in clinical development)   21.31%
Bioinformatics & Analysis Technologies                                    37.28%
Other assets, net                                                         21.39%

                                    [CHART]

                                 GENOMICSFUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                August 31, 2004


    Number                                                         Market
    of Shares Security Description                                 Value
    --------- --------------------                               ----------

              COMMON STOCKS:                              78.61%

              BIOPHARMACEUTICALS &
              BIOTHERAPEUTICS:                            20.02%
              (companies with FDA approved products)
      2,400   Biogen IDEC, Inc.*                                 $  142,392
      2,500   Celegene Corp.*                                       141,875
      2,600   Cephalon, Inc.*                                       122,226
      2,800   Genentech, Inc.*                                      136,584
      4,300   Gen-Probe, Inc.*                                      155,230
      6,400   Medimmune, Inc.*                                      152,768
      2,600   Sepracor Inc.                                         128,986
      8,650   Serono SA--ADR*                                       137,795
                                                                 ----------
                                                                  1,117,856
                                                                 ----------

              BIOPHARMACEUTICALS &
              BIOTHERAPEUTICS:                            21.31%
              (companies with products in clinical
              development)
     10,420   Abgenix, Inc.*                                        103,679
     11,200   Alkermes Inc.*                                        119,056
      2,500   Amgen Inc.*                                           148,225
      5,800   Atherogenics Inc.*                                     97,382
     18,560   Cell Therapeutics*                                    105,235
     11,300   Human Genome Sciences*                                121,701
     10,800   Kosan Biosciences*                                     69,984
     23,850   Lexicon Genetics Inc.*                                144,293
     10,100   Millennium Pharmaceuticals*                           120,089
     16,500   Vertex Pharmaceutical, Inc.*                          160,545
                                                                 ----------
                                                                  1,190,189
                                                                 ----------

              BIOINFORMATICS AND ANALYSIS
              TECHNOLOGIES:                               37.28%
      4,000   Affymetrix, Inc.*                                     111,200
      7,600   Applera Corporation                                   144,704
     12,300   Celera Genomics Group--Applera Corporation*           132,471
     10,000   Dendrite International Inc.*                          129,000

         Number                                                Market
         of Shares Security Description                        Value
         --------- --------------------                      ----------

                   BIOINFORMATICS AND ANALYSIS
                   TECHNOLOGIES (continued):
          26,900   Discovery Partners International*         $  112,980
          19,500   Exelixis Inc.*                               152,100
           2,500   Fisher Scientific*                           142,425
           2,120   Invitrogen Corp*                             104,940
           5,200   McKesson Corporation                         160,940
          11,230   Qiagen NV*                                   100,396
           6,250   PDI, Inc.*                                   150,563
           7,300   Perkinelmer Inc.                             127,604
           7,200   SFBC International Inc.*                     194,400
           3,970   Techne Corp*                                 153,798
          10,900   Ventiv Health Inc.*                          164,263
                                                             ----------
                                                              2,081,784
                                                             ----------

                   TOTAL INVESTMENTS:
                   (Cost: $5,386,606)**               78.61%  4,389,829
                   Other assets, net                  21.39%  1,194,679
                                                     ------  ----------
                   NET ASSETS                        100.00% $5,584,508
                                                     ======  ==========

* Non-income producing
**Cost for Federal income tax purpose is $5,386,606 and net unrealized depreciation consists of:

                    Gross unrealized appreciation $      --
                    Gross unrealized depreciation  (996,777)
                                                  ---------
                    Net unrealized appreciation   $(996,777)
                                                  =========

See Notes to Financial Statements

GENOMICSFUND
STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004
--------------------------------------------------------------------------------


ASSETS
 Investments at value (identified cost of $5,386,606) (Notes 1 & 3)               $  4,389,829
 Cash                                                                                  343,845
 Receivables:
   Dividends                                                             $    635
   Due from advisor                                                        37,452
   Securities sold                                                        820,304
   Capital stock sold                                                       1,784
                                                                         --------
                                                                                       860,175
 Prepaid registration expense                                                            7,808
 Prepaid insurance                                                                       3,225
                                                                                  ------------
     TOTAL ASSETS                                                                    5,604,882
                                                                                  ------------
LIABILITIES
 Payable for capital stock redeemed                                                     17,766
 Accrued expenses                                                                        2,608
                                                                                  ------------
     TOTAL LIABILITIES                                                                  20,374
                                                                                  ------------
NET ASSETS                                                                        $  5,584,508
                                                                                  ============
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (Note 2)
   ($5,584,508 / 2,251,869 shares outstanding)                                    $       2.48
                                                                                  ============

 At August 31, 2004 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
 Paid in capital                                                                  $ 30,507,670
 Accumulated net realized loss on investments                                      (23,926,385)
 Net unrealized depreciation of investments                                           (996,777)
                                                                                  ------------
 Net Assets                                                                       $  5,584,508
                                                                                  ============

See Notes to Financial Statements

GENOMICSFUND
STATEMENT OF OPERATIONS

For the year ended August 31, 2004
--------------------------------------------------------------------------------


   INVESTMENT INCOME
    Dividend and interest income                                 $     5,692
                                                                 -----------

   EXPENSES
    Investment advisory fees (Note 2)                    $72,923
    12b-1 fees (Note 2)                                   18,219
    Custody fees (Note 3)                                 11,297
    Accounting fees (Note 2)                              18,059
    Recordkeeping and administrative services (Note 2)    14,932
    Registration fees                                     23,386
    Transfer agent fees (Note 2)                          38,093
    Shareholder servicing and reports (Note 2)            31,120
    Legal and audit fees                                  14,268
    Miscellaneous                                         21,968
                                                         -------
      Total expenses                                                 264,265
    Fee waivers and reimbursed expenses (Note 2)                    (123,020)
    Custody credits (Note 3)                                          (2,565)
                                                                 -----------
    Net expenses                                                     138,680
                                                                 -----------
    Net investment loss                                             (132,988)
                                                                 -----------

   REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS:
    Net realized gain on investment                                1,196,144
    Net change in unrealized depreciation on investments          (1,125,225)
                                                                 -----------
    Net gain on investments                                           70,919
                                                                 -----------
    Net decrease in net assets resulting from operations         $   (62,069)
                                                                 ===========

See Notes to Financial Statements

GENOMICSFUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                        Year ended      Year ended
                                                                      August 31, 2004 August 31, 2003
                                                                      --------------- ---------------
 Net investment loss                                                    $  (132,988)    $  (156,479)
 Net realized gain (loss) on investments                                  1,196,144      (7,232,237)
 Change in unrealized appreciation (depreciation) of investments         (1,125,225)     10,066,531
                                                                        -----------     -----------
 Net increase (decrease) in net assets resulting from operations            (62,069)      2,677,815
                                                                        -----------     -----------

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets resulting from capital share transactions*    (4,151,846)       (392,267)
                                                                        -----------     -----------
Net increase (decrease) in net assets                                    (4,213,915)      2,285,548
Net assets at beginning of year                                           9,798,423       7,512,875
                                                                        -----------     -----------

NET ASSETS at the end of the year                                       $ 5,584,508     $ 9,798,423
                                                                        ===========     ===========

* A summary of capital share transactions follows:

                              Year ended               Year ended
                           August 31, 2004           August 31, 2003
                       -----------------------  ------------------------
                         Shares       Value       Shares        Value
                       ----------  -----------  ----------  ------------
       Shares sold        686,416  $ 1,840,992   5,442,194  $ 12,766,497
       Shares redeemed (2,309,212)  (5,992,838) (6,097,792)  (13,158,764)
                       ----------  -----------  ----------  ------------
       Net decrease    (1,622,796) $(4,151,846)   (655,598) $   (392,267)
                       ==========  ===========  ==========  ============

See Notes to Financial Statements

GENOMICSFUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                                   Year ended August 31,          Period ended
                                                          -------------------------------------    August 31,
                                                            2004      2003      2002      2001       2000*
                                                          -------   -------   -------   -------   ------------
Per Share Operating Performance
Net asset value, beginning of period                      $  2.53   $  1.66   $  4.33   $ 10.54     $ 10.00
                                                          -------   -------   -------   -------     -------
Income from investment operations--
  Net investment loss                                       (0.06)    (0.04)    (0.06)    (0.10)      (0.03)
  Net realized and unrealized gain (loss) on investments     0.01      0.91     (2.61)    (5.97)       0.57
                                                          -------   -------   -------   -------     -------
  Total from investment operations                          (0.05)     0.87     (2.67)    (6.07)       0.54
                                                          -------   -------   -------   -------     -------
Less distributions--
  Distributions from net realized gains on investments         --        --        --     (0.14)         --
                                                          -------   -------   -------   -------     -------
Net asset value, end of period                            $  2.48   $  2.53   $  1.66   $  4.33     $ 10.54
                                                          =======   =======   =======   =======     =======
Total Return                                                (1.98%)   52.41%   (61.66%)  (57.49%)      5.40%
                                                          =======   =======   =======   =======     =======
Ratios/Supplemental Data
Net assets, end of period (000's)                         $ 5,585   $ 9,798   $ 7,513   $18,830     $28,822
Ratio to average net assets /(A)/
  Expenses /(B)/                                             1.94%     1.95%     1.94%     1.98%       1.89%**
  Expense ratio--net /(C)/                                   1.90%     1.90%     1.90%     1.90%       1.89%**
  Net investment loss                                       (1.82%)   (1.90%)   (1.90%)   (1.90%)     (1.73%)**
Portfolio turnover rate                                    159.84%   134.87%    74.15%    70.97%      85.25%

*Commencement of operations was March 1, 2000.
**Annualized

/(A)/Management fee waivers and reimbursements reduced the expense ratio and reduced net investment loss ratio by 1.69% for the year ended August 31, 2004; 1.51% for the year ended August 31, 2003, .89% for the year ended August 31, 2002, .29% for the year ended August 31, 2001 and 1.44% for the period ended August 31, 2000.
/(B)/Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers and reimbursements.
/(C)/Expense ratio--net reflects the effect of the management fee waivers and reimbursements and custodian fee credits the Fund received.

See Notes to Financial Statements

GENOMICSFUND
NOTES TO THE FINANCIAL STATEMENTS

August 31, 2004
--------------------------------------------------------------------------------


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The GenomicsFund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in March, 2000 as a series of TWF which has allocated to the Fund 50,000,000 of its 850,000,000 shares of $.01 par value common stock.

      The objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities of companies principally engaged in genomics or genomics-related businesses.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      A. Security Valuation. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has a capital loss carryforward of $23,926,385 available to offset future capital gains, if any, of which $8,430,382 expires in 2008, $8,383,040 which expires in 2009 and $7,112,963 which expires in 2010.

      C. Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a first-in, first-out basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      D. Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      E. Reclassifications. Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2004, the fund increased undistributed net investment loss by $132,988 and decreased paid in capital by $132,988.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

      Pursuant to an Investment Advisory Agreement, the Advisor, Commonwealth Capital Management, LLC (CCM) provides investment services for an annual fee of 1.00% on the first $250 million average daily net assets of the Fund; 0.875% on average daily net assets of the Fund in excess of $250 million and not more than $500 million; and, 0.75% on average daily net assets of the Fund over $500 million. For the period September 1, 2002 to January 15, 2003 xGENx, LLC provided advisory services to the Fund under the same fee structure. CCM has assumed xGENx, LLC's obligation to waive or limit its fees and to assume other expenses so that the total annual operating expenses for the Fund are limited to 1.90% through March 25, 2005. The advisor has entered into a sub-advisory agreement with Satuit Capital Management, LLC ("Satuit"), the sub-advisor, pursuant to which Satuit furnishes sub-advisory services to the adviser for the benefit of the GenomicsFund. The fees of the sub-advisor are paid by the Adviser from its advisory fee. For the year ended August 31, 2004, CCM waived fees of $72,923 and reimbursed expenses of $37,452. As of August 31, 2004, $37,452 was due from the advisor and paid in October, 2004.

      CCM may be entitled to reimbursement of fees waived or remitted by CCM and xGENx, LLC to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or remitted by CCM and xGENx, LLC to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to CCM with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of August 31, 2004 was $503,526.

      The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or the advisor may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund or the advisor may incur such distribution expenses at the rate of 0.25% per annum on the Fund's average net assets. For the year ended August 31, 2004, there were $18,219 of distribution expenses incurred, of which $12,645 was waived by the advisor.

      FDCC acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. No underwriting fees were received by FDCC for the year ended August 31, 2004. FDCC also receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 360 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the year ended August 31, 2004, the CDSC for Fund shares redeemed was $36,211.

      As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its administrative agent, $14,932 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives an annual fee of 0.20% on the average daily net assets of the Fund.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $38,093 for its services for the year ended August 31, 2004.

      Commonwealth Fund Accounting ("CFA") is the Fund's Accounting agent. CFA received $18,059 for its services for the year ended August 31, 2004.

      Certain officers and/or directors of the Fund are also officers and/or directors of CCM, xGENx, LLC, CSS, CFA and FSI.

NOTE 3 - INVESTMENTS/CUSTODY

      The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended August 31, 2004, aggregated $10,879,627 and $15,387,891, respectively.

      The custodian has provided credits in the amount of $2,565 against custodian and accounting charges based on credits on cash balances of the Fund.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. There were no distributions paid during the years ended August 31, 2004 and August 31, 2003.

      As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

                    Capital loss carryforward $(23,926,385)
                    Unrealized depreciation       (996,777)
                                              ------------
                                              $(24,923,162)
                                              ============

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of The World Funds, Inc. Richmond, Virginia

      We have audited the accompanying statement of assets and liabilities of the GenomicsFund, a series of The World Funds, Inc., including the schedule of portfolio investments as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (US). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the GenomicsFund as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER AND BAKER
Philadelphia, Pennsylvania
October 15, 2004

THE WORLD FUNDS, INC.
(the "Company")

SUPPLEMENTAL INFORMATION (Unaudited)

      Information pertaining to the directors and officers of the fund is set forth below. The Statement of Additional Information (the "SAI") includes additional information about the directors and is available without charge upon request by calling (800) 527-9525.

Name, Address and Age Position(s) Held Number of Principal Occupation(s)                Other
                      with Company     Funds in  During the Past 5 Years                Directorships by
                      and Tenure       Company                                          Directors and
                                       Overseen                                         Number of Funds
                                                                                        in the Complex
                                                                                        Overseen
----------------------------------------------------------------------------------------------------------
Interested Directors:
----------------------------------------------------------------------------------------------------------
* John Pasco, III(1)  Chairman,            6     Mr. Pasco is Treasurer and a Director  Vontobel Funds,
8730 Stony Point      Director and               of Commonwealth Shareholder            Inc. - 1 Fund; The
Parkway               Treasurer since            Services, Inc. ("CSS"), the            World Insurance
Suite 205             May, 1997                  Company's Administrator, since         Trust - 1 Fund
Richmond, VA 23235                               1985; President and Director of First
(59)                                             Dominion Capital Corp. ("FDCC"),
                                                 the Company's underwriter; Director
                                                 and shareholder of Fund Services,
                                                 Inc., the Company's Transfer and
                                                 Disbursing Agent since 1987;
                                                 President and Treasurer of
                                                 Commonwealth Capital Management,
                                                 Inc. since 1983 which also owns an
                                                 interest an interest in the investment
                                                 adviser to the Third Millennium
                                                 Russia Fund, another fund of the
                                                 Company; President of
                                                 Commonwealth Capital Management,
                                                 LLC, the investment adviser to the
                                                 GenomicsFund series of the
                                                 Company, since December, 2000;
                                                 Shareholder of Commonwealth Fund
                                                 Accounting, Inc., which provides
                                                 bookkeeping services to the
                                                 Company; Chairman, Director and
                                                 Treasurer of Vontobel Funds, Inc., a
                                                 registered investment company, since
                                                 March, 1997; Chairman, Trustee and
                                                 Treasurer of The World Insurance
                                                 Trust, a registered investment
                                                 company, since May, 2002. Mr.
                                                 Pasco is also a certified public
                                                 accountant.
----------------------------------------------------------------------------------------------------------

Name, Address and Age   Position(s) Held Number of Principal Occupation(s)               Other
                        with Company     Funds in  During the Past 5 Years               Directorships by
                        and Tenure       Company                                         Directors and
                                         Overseen                                        Number of Funds
                                                                                         in the Complex
                                                                                         Overseen
-----------------------------------------------------------------------------------------------------------
Non-Interested Directors:
-----------------------------------------------------------------------------------------------------------
Samuel Boyd, Jr.         Director since      6     Mr. Boyd is Manager of the Customer   Vontobel Funds,
10808 Hob Nail Court     May, 1997                 Services Operations and Accounting    Inc. - 1 Fund; The
Potomac, MD 20854                                  Division of the Potomac Electric      World Insurance
(64)                                               Power Company since August, 1978;     Trust - 1 Fund;
                                                   Director of Vontobel Funds, Inc., a   Satuit Capital
                                                   registered investment company, since  Management
                                                   March, 1997; a Trustee of The World   Trust - 1 Fund;
                                                   Insurance Trust, a registered         Janus Advisor
                                                   investment company, since May,        Series
                                                   2002; a Trustee of Satuit Capital     Trust - 2 Funds
                                                   Management Trust, a registered
                                                   investment company, since October,
                                                   2002; a Trustee of Janus Advisor
                                                   Series Trust, a registered investment
                                                   company, since September, 2003. Mr.
                                                   Boyd is also a certified public
                                                   accountant.
-----------------------------------------------------------------------------------------------------------
William E. Poist         Director since      6     Mr. Poist is a financial and tax      Vontobel Funds,
5272 River Road          May, 1997                 consultant through his firm           Inc. - 1 Fund; The
Bethesda, MD 20816                                 Management Funds Consulting for       World Insurance
(65)                                               Professionals since 1968; Director of Trust - 1 Fund;
                                                   Vontobel Funds, Inc., a registered    Satuit Capital
                                                   investment company, since March,      Management
                                                   1997; a Trustee of The World          Trust - 1 Fund
                                                   Insurance Trust, a registered
                                                   investment company, since May,
                                                   2002; and a Trustee of Satuit Capital
                                                   Management Trust, a registered
                                                   investment company, since February,
                                                   2004. Mr. Poist is also a certified
                                                   public accountant.
-----------------------------------------------------------------------------------------------------------
Paul M. Dickinson        Director since      6     Mr. Dickinson is President of Alfred  Vontobel Funds,
8704 Berwickshire Drive  May, 1997                 J. Dickinson, Inc. Realtors since     Inc. - 1 Fund; The
Richmond, VA 23229                                 April, 1971; Director of Vontobel     World Insurance
(57)                                               Funds, Inc., a registered investment  Trust - 1 Fund;
                                                   company, since March, 1997; a         Satuit Capital
                                                   Trustee of The World Insurance        Management
                                                   Trust, a registered investment        Trust - 1 Fund
                                                   company, since May, 2002; and a
                                                   Trustee of Satuit Capital Management
                                                   Trust, a registered investment
                                                   company, since February, 2004.
-----------------------------------------------------------------------------------------------------------

Name, Address and Age   Position(s) Held Number of Principal Occupation(s)                 Other
                        with Company     Funds in  During the Past 5 Years                 Directorships by
                        and Tenure       Company                                           Directors and
                                         Overseen                                          Number of Funds
                                                                                           in the Complex
                                                                                           Overseen
-----------------------------------------------------------------------------------------------------------
Officers:
-----------------------------------------------------------------------------------------------------------
F. Byron Parker, Jr.    Secretary since     N/A    Mr. Parker is Secretary of CSS and            N/A
1500 Forest Avenue      May, 1997                  FDCC since 1986; Secretary of
Suite 222                                          Vontobel Funds, Inc., a registered
Richmond, VA 23229                                 investment company, since March,
(61)                                               1997; Secretary of The World
                                                   Insurance Trust, a registered
                                                   investment company, since May,
                                                   2002; and partner in the law firm
                                                   Parker and McMakin.
-----------------------------------------------------------------------------------------------------------
* Jane H. Williams      Vice President      N/A    Ms. Williams is President of Sand             N/A
245 Lytton Avenue       of the Company             Hill Advisors, Inc., a registered
Suite 250               and President of           investment adviser, since August,
Palo Alto, CA 94301-    the Sand Hill              2000 and was the Executive Vice
1465                    Portfolio                  President of Sand Hill Advisors, since
(53)                    Manager Fund               1982.
                        series since
                        May, 1997.
-----------------------------------------------------------------------------------------------------------
* Leland H. Faust       President of the    N/A    Mr. Faust is President of CSI Capital         N/A
One Montgomery Street   CSI Equity Fund            Management, Inc., a registered
Suite 2525              series and the             investment adviser, since 1978. Mr.
San Francisco, CA 94104 CSI Fixed                  Faust is also a partner in the law firm
(58)                    Income Fund                Taylor & Faust since September,
                        series since               1975.
                        October, 1997.
-----------------------------------------------------------------------------------------------------------
* Stephen Goddard       Vice President      N/A    Mr. Goddard has been the President            N/A
One James Center        of the Company             and principal shareholder of The
Ste 1501                and President of           London Company, a registered
Richmond, VA 23219      the New Market             investment adviser, since its inception
(43)                    Fund series                and has been the portfolio manager of
                        since March,               the New Market Fund series since its
                        2003                       inception on October 1, 1998. Mr.
                                                   Goddard is also a director and
                                                   shareholder of Virginia Management
                                                   Investment Corporation, a registered
                                                   investment adviser. Mr. Goddard has
                                                   fifteen years experience in senior
                                                   portfolio management, security
                                                   analysis and finance.
-----------------------------------------------------------------------------------------------------------

Name, Address and Age Position(s) Held Number of Principal Occupation(s)                 Other
                      with Company     Funds in  During the Past 5 Years                 Directorships by
                      and Tenure       Company                                           Directors and
                                       Overseen                                          Number of Funds
                                                                                         in the Complex
                                                                                         Overseen
---------------------------------------------------------------------------------------------------------
Officers (continued):
---------------------------------------------------------------------------------------------------------
* John T. Connor, Jr. Vice President      N/A    Mr. Connor is President of Third              N/A
1185 Avenue of the    of the Company             Millennium Investment Advisors,
  Americas            and President of           LLC, a registered investment adviser,
32nd Floor            the Third                  since April, 1998; and Chairman of
New York, NY 10036    Millennium                 ROSGAL Insurance since 1993.
(63)                  Russia Fund
                      series since
                      October, 1998.
---------------------------------------------------------------------------------------------------------
* Robert J. Sullivan  Vice President      N/A    Chairman of the Board, President and          N/A
2608 Goldbug Avenue,  of the Company             Treasurer of Satuit Capital
Sullivan's Island, SC and President              Management Trust, an open-end
29482                 of the                     investment management company,
(43)                  GenomicsFund               since December, 2000; Managing
                      series since               Director and Investment Officer of
                      January, 2003              Satuit Capital Management, LLC, a
                                                 registered investment adviser, from
                                                 June, 2000 to Present; Portfolio
                                                 Manager and Senior Equity Analyst
                                                 at Cadence Capital Management from
                                                 1997 to 2000, an institutional asset
                                                 management firm.
---------------------------------------------------------------------------------------------------------
* Russell Platt       Vice President      N/A    Mr. Platt is Chief Executive Officer          N/A
518 17th Street,      of the Company             of Forum Partners, an investment
Suite 1700,           and President of           management firm. Previously he was
Denver, CO 80202      the Dividend               a Managing Director of Security
                      Capital Realty             Capital Research and Management,
                      Income Fund                Inc.'s investment management
                      series since               subsidiary Prior to joining Security
                      December,                  Capital, Mr. Platt served as President-
                      2003.                      International of JER Partners, a real
                                                 estate investment company, and prior
                                                 to that, served from 1982 to 1999 at
                                                 Morgan Stanley,
---------------------------------------------------------------------------------------------------------

(1)--Mr. Pasco is considered to be an "interested person" of the Company, as that term is defined in the 1940 Act. Mr. Pasco is an interested person because: (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, the adviser to GenomicsFund series of the Company;
   (3) he owns an interest in Third Millennium Investment Advisors, LLC, the adviser to another fund of the Company; (4) he owns FDCC, the principal underwriter of the Company; and (5) he owns or controls several of the Company's various service providers.
*--Officerof the Company and also affiliated with on investment advisor to a fund of the Company.

GenomicsFund
Supplemental Information Continued (unaudited)

A.  Proxy Voting Information (unaudited)

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2004 is available on or through the SEC's website at www.sec.gov.

B.  Portfolio Holdings (unaudited)

      Beginning with its first and third fiscal quarters ending on or after July 9, 2004, the Fund will file its complete schedule of portfolio holdings with the SEC on Form N-Q. The Fund's Form N-Q will be available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov.

Investment Adviser:

   Commonwealth Capital Management, LLC
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Auditors:

   Tait, Weller and Baker
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to GenomicsFund Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholders Services at (877) 433-GENE.

                                 877.433.GENE
[LOGO] genomics fund
investment in life/TM/

                                 Annual Report
                                to Shareholders

                                 GENOMICSFUND

                                  A series of
                             The World Funds, Inc.
                         A "Series" Investment Company

                              For the Year Ended
                                August 31, 2004

October 26, 2004

Dear New Market Fund Shareholder:

      For the fund's fiscal year ending August 31, 2004, the New Market Fund performed well again, up 12.51% compared to 11.44% for the S&P 500. Since inception, the fund has ranked in the top decile of its category and has achieved the highest ranking (5 Stars) from the independent fund rating services of Morningstar and Standard & Poors.

      Our disciplined, low risk approach focusing on predictable, high cash-generating companies continued to perform well in the modest market environment. Marshall Acuff, our chief strategy advisor, has been saying for some time that we are entering an extended phase of subdued returns and that high cash return companies with the ability to pay growing dividends will become increasingly important. Recent actions by large corporations have begun to confirm the trend, which will play well into our free cash flow investment strategy over the next five years or more.

                                                [CHART]



      Increased shareholder/regulatory scrutiny, over-capacity, lack of capital opportunities and a stimulative economic environment has left corporate America in the best financial shape it has been in the past 40 years with excess capital and ample cash to return to shareholders.

      Meanwhile, consumers and the average investor have the opposite profile: record high debt, low savings, and strained discretionary income (due primarily to rising healthcare and energy costs). More importantly, a rapidly aging population is looking for other sources of stable income to prepare for their active and extended retirement years.

      So, why is the natural flow of corporate over-capitalization not filtering over to the under-capitalized investor/consumer? We believe public companies are still suffering the "rear view mirror effect," living in the past 20 year's environment of above-average growth, expanding valuation multiples and incentive-driven option packages to encourage retention of capital. We continue to hear management teams claim large growth opportunities may be "around the corner" and want to keep the war chest dry, just in case. "Old habits die hard," and 20 years of a speculative market culture takes a long time to change. However, as the markets remain subdued over time and larger companies begin to lead the way with higher pay-outs (as we have already seen), we suspect the majority of companies with the flexibility to pay will follow, pressured by flat stock prices and increasing shareholder pressure.

      So how are we positioned in this environment? Our under-leveraged, high free cash flow universe is naturally focused on companies that have the ability to pay significantly higher dividends. In fact, we go through the exercise of analyzing companies with the potential to pay up to 25%-50% special dividends without jeopardizing their normal capital expenditure needs or investment grade rating. Most will not take such extreme action unless forced (remember the hostile LBO craze of the late eighties). However, all we need are gradual moves in this direction to generate above-average, stable returns.

      We are also making continued efforts to encourage our vendors to reduce expenses as we grow to benefit shareholders. We, as Advisor to the Fund, have waived all our fees for the past six years to keep expenses of a small fund down and will continue to do so.

Sincerely,

Stephen M. Goddard, CFA
Portfolio Manager
New Market Fund

NEW MARKET FUND
Fund Expenses (unaudited)

Fund Expenses Example

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or contingent deferred sales charges on certain redemptions and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2004 and held for the six months ended August 31, 2004.

Actual Expenses Example

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses many not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A CLASS                     Beginning Account Ending Account   Expenses Paid During
                                  Value            Value              Year*
                              March 1, 2004   August 31, 2004 March 31, 2004 through
                                                                 August 31, 2004
------------------------------------------------------------------------------------
Actual                           $1,000           $982.29             $9.92
------------------------------------------------------------------------------------
Hypothetical                     $1,000          $1,015.05            $10.08
(5% return before expenses)
------------------------------------------------------------------------------------

C CLASS                     Beginning Account Ending Account   Expenses Paid During
                                  Value            Value              Year*
                              March 1, 2004   August 31, 2004 March 31, 2004 through
                                                                 August 31, 2004
------------------------------------------------------------------------------------
Actual                           $1,000           $978.21             $13.62
------------------------------------------------------------------------------------
Hypothetical                     $1,000          $1,011.30            $13.85
(5% return before expenses)
------------------------------------------------------------------------------------
I CLASS                     Beginning Account Ending Account   Expenses Paid During
                                  Value            Value              Year*
                              July 14, 2004   August 31, 2004 July 14, 2004 through
                                                                 August 31, 2004
------------------------------------------------------------------------------------
Actual                           $1,000          $1,000.73            $1.95
------------------------------------------------------------------------------------
Hypothetical                     $1,000          $1,016.30            $1.97
(5% return before expenses)
------------------------------------------------------------------------------------

*--Expensesare equal to the Fund's annualized expense ratio of 1.99% for Class
           A; 2.74% for Class C and 1.49% for Class I, multiplied by the average account value for the period, multiplied by 184 days for Classes A, C and 48 days for Class I, in the most recent fiscal half year divided by 366 days in the current year .

Portfolio Holdings, by Sector, as Percentage of Net Assets (unaudited)

                                    [CHART]

                              The New Market Fund
   Portfolio Holdings, by Sector, as Percentage of Net Assets as of 8/31/2004

            Industry Sector

Chemicals                         5.38%
Computers & services              2.86%
Consumer goods                   15.86%
Diversified                       0.73%
Electric                          0.89%
Energy                            7.42%
Financials                       11.50%
Insurance                        18.64%
Manufacturing                     3.32%
Medical                          12.25%
REIT                              6.01%
Retail                            2.69%
Technology                        1.70%
Telecommunications                6.16%
Transport services                3.27%
Other assets, net                 1.31%

                                    [CHART]

                                    [CHART]

                                    [CHART]

                              THE NEW MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                August 31, 2004

       Number                                                   Market
       of Shares Security Description                           Value
       --------- --------------------                         ----------

                 COMMON STOCK:                         98.69%

                 CHEMICALS:                             5.38%
         6,300   Albermarle                                   $  209,538
         3,500   DU Pont EI                                      147,910
         7,480   New Market Corp.*                               154,761
                                                              ----------
                                                                 512,209
                                                              ----------

                 COMPUTERS & SERVICES:                  2.86%
         3,200   Dell Computer*                                  111,488
         1,900   International Business Machines Corp.           160,911
                                                              ----------
                                                                 272,399
                                                              ----------

                 CONSUMER GOODS:                       15.86%
         5,000   Energizer Holdings*                             206,700
        11,400   Kraft Foods Inc.                                356,592
         8,900   Gillette Company                                378,250
        10,300   Cadbury Schweppes-Spons ADR                     336,295
         3,000   UST Inc.                                        120,360
         4,000   Waste Mgmt Inc.                                 111,160
                                                              ----------
                                                               1,509,357
                                                              ----------

                 DIVERSIFIED:                           0.73%
           200   Wesco Financial Corp.                            69,200
                                                              ----------

                 ELECTRIC:                              0.89%
         4,000   Intel Corp                                       85,160
                                                              ----------

                 ENERGY:                                7.42%
         1,200   Chevrontexaco Corp.                             117,000
         1,200   Dominion Resources                               77,868
         4,100   Duke Power                                       90,774
         4,700   Enron Corp.*                                        202
         1,484   Exxon Mobil Corp.                                68,412
         2,500   Royal Dutch Petroleum                           126,725

          Number                                              Market
          of Shares Security Description                      Value
          --------- --------------------                    ----------

                    ENERGY (continued):
            2,300   Schlumberger                            $  142,140
            2,000   TXU Corporation                             83,260
                                                            ----------
                                                               706,381
                                                            ----------

                    FINANCIALS:                      11.50%
            3,900   Ambac Financial Group                      294,450
            5,000   American Express Co.                       250,100
            2,000   Bank America                                89,960
            4,300   MBNA Corp                                  103,802
            3,000   Merrill Lynch                              153,210
            2,500   Washington Mutual                           97,075
            1,800   Wells Fargo Co.                            105,750
                                                            ----------
                                                             1,094,347
                                                            ----------

                    INSURANCE:                       18.64%
              352   Berkshire Hathaway Inc--Class B*         1,018,688
            1,200   Markel Corp.*                              352,620
              800   White Mountains Insurance                  402,344
                                                            ----------
                                                             1,773,652
                                                            ----------

                    MANUFACTURING:                    3.32%
            6,700   General Electric                           219,693
            1,200   Honeywell International                     43,176
            1,700   Tyco International                          53,244
                                                            ----------
                                                               316,113
                                                            ----------

                    MEDICAL:                         12.25%
            5,800   Johnson & Johnson                          336,980
            7,500   Novartis Ag                                348,375
            2,500   Pepsico Inc.                               125,000
            8,100   Pfizer Inc.                                264,627
            4,900   Schering Plough                             90,454
                                                            ----------
                                                             1,165,436
                                                            ----------

                    REIT:                             6.01%
            7,500   First Industrial Realty Trust              300,000
           12,800   United Dominion Realty Trust               271,744
                                                            ----------
                                                               571,744
                                                            ----------

          Number                                             Market
          of Shares Security Description                     Value
          --------- --------------------                   ----------

                    RETAIL:                          2.69%
            5,000   McDonalds Corp.                        $  135,100
            1,000   Walmart                                    52,670
            3,484   CarMax Inc.*                               68,217
                                                           ----------
                                                              255,987
                                                           ----------

                    TECHNOLOGY:                      1.70%
            5,900   Cisco*                                    110,684
            3,100   Time Warner*                               50,685
                                                           ----------
                                                              161,369
                                                           ----------

                    TELECOMMUNICATIONS:              6.16%
           21,000   Liberty Media Corp--A*                    187,110
            1,050   Liberty Media International A*             35,490
            8,900   Nextel Comm Inc--A*                       206,391
            4,000   Verizon Communications                    157,000
                                                           ----------
                                                              585,991
                                                           ----------

                    TRANSPORT SERVICES:              3.27%
            3,800   Fedex Corp.                               311,562
                                                           ----------

                    TOTAL INVESTMENTS:
                    (Cost: $8,682,794)**            98.69% $9,390,907
                    Other assets, net                1.31%    124,657
                                                   ------  ----------
                    NET ASSETS                     100.00% $9,515,564
                                                   ======  ==========

* Non-income producing
**Cost for Federal income tax purpose is $8,682,794 and net unrealized appreciation consists of:

                   Gross unrealized appreciation $ 1,796,532
                   Gross unrealized depreciation  (1,088,419)
                                                 -----------
                   Net unrealized appreciation   $   708,113
                                                 ===========

See Notes to Financial Statements

THE NEW MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $8,682,794) (Notes 1 & 3)              $9,390,907
 Cash                                                                                46,103

 Receivables:
   Dividend receivable                                                   $11,649
   Capital stock subscriptions                                            27,360
   Due from advisor (Note 2)                                              21,694
                                                                         -------
                                                                                     60,703
 Prepaid expenses                                                                    27,320
                                                                                 ----------
     TOTAL ASSETS                                                                 9,525,033
                                                                                 ----------

LIABILITIES
 Payable for capital stock redeemed                                                   6,123
 Accrued 12b-1 fees                                                                   1,960
 Accrued expenses                                                                     1,386
                                                                                 ----------
     TOTAL LIABILITIES                                                                9,469
                                                                                 ----------
NET ASSETS                                                                       $9,515,564
                                                                                 ==========
Class A Shares
NET ASSETS                                                                       $9,124,812
                                                                                 ==========
 NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   ($9,124,812 / 667,335 shares outstanding)                                     $    13.67
                                                                                 ==========
 MAXIMUM OFFERING PRICE PER SHARE ($13.67 x 100/94.25) (Note 2)                  $    14.50
                                                                                 ==========
Class C Shares
NET ASSETS                                                                       $  153,422
                                                                                 ==========
 NET ASSET VALUE, OFFER AND REDEMPTION PRICE PER SHARE
   ($153,422 / 11,386 shares outstanding)                                        $    13.47
                                                                                 ==========
Class I Shares
NET ASSETS                                                                       $  237,330
                                                                                 ==========
 NET ASSET VALUE, OFFER AND REDEMPTION PRICE PER SHARE
   ($237,330 / 17,339 shares outstanding)                                        $    13.69
                                                                                 ==========

 At August 31, 2004 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
 Paid in capital                                                                 $9,705,577
 Accumulated net realized loss on investments                                      (898,126)
 Net unrealized appreciation of investments                                         708,113
                                                                                 ----------
 Net Assets                                                                      $9,515,564
                                                                                 ==========

See Notes to Financial Statements

THE NEW MARKET FUND
STATEMENT OF OPERATIONS

For the year ended August 31, 2004
--------------------------------------------------------------------------------

   INVESTMENT INCOME
    Dividend income                                        $90,626
    Interest income                                            170
                                                           -------
      Total income                                                 $  90,796
                                                                   ---------

   EXPENSES
    Investment advisory fees (Note 2)                       50,575
    12b-1 fees--Class A (Note 2)                            16,520
    12b-1 and servicing fees--Class C (Note 2)               1,059
    Recordkeeping and administrative services (Note 2)      12,399
    Legal and audit fees                                    16,261
    Legal expenses (Note 2)                                 17,676
    Transfer agent fees (Note 2)                            27,006
    Custodian and accounting fees (Note 2)                  20,044
    Shareholder servicing and reports (Note 2)              43,215
    Registration                                             9,021
    Miscellaneous                                           20,959
                                                           -------
      Total expenses                                                 234,735
    Management fee waiver and reimbursed expenses (Note 2)           (81,332)
    Custody credits (Note 3)                                            (770)
                                                                   ---------
      Net expenses                                                   152,633
                                                                   ---------
    Net investment loss                                              (61,837)
                                                                   ---------

   REALIZED AND UNREALIZED LOSS ON INVESTMENTS
    Net realized loss on investment                                  (81,523)
    Net decrease in unrealized appreciation on investments          (522,502)
                                                                   ---------
    Net loss on investments                                         (604,025)
                                                                   ---------
    Net decrease in net assets resulting from operations           $(665,862)
                                                                   =========

See Notes to Financial Statements

THE NEW MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          Year ended      Year ended
                                                                        August 31, 2004 August 31, 2003
                                                                        --------------- ---------------
OPERATIONS
 Net investment loss                                                      $  (61,837)     $  (26,802)
 Net realized loss on investments                                            (81,523)       (215,733)
 Change in unrealized appreciation of investments                           (522,502)        709,230
                                                                          ----------      ----------
 Net increase (decrease) in net assets resulting from operations            (665,862)        466,695

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets resulting from capital share
  transactions*--Class A                                                   4,991,039        (413,460)
Net increase in net assets resulting from capital share transactions*--
  Class C                                                                    130,678          11,478
Net increase in net assets resulting from capital share transactions*--
  Class I                                                                    237,200               0
                                                                          ----------      ----------
Net increase in net assets                                                 4,693,055          64,713
Net assets at beginning of period                                          4,822,509       4,757,796
                                                                          ----------      ----------

NET ASSETS at the end of the period                                       $9,515,564      $4,822,509
                                                                          ==========      ==========

* A summary of capital share transactions follows:

                                            Year ended           Year ended
                                         August 31, 2004       August 31, 2003
                                      ---------------------  ------------------
                                       Shares      Value      Shares    Value
Class A shares:                       --------  -----------  -------  ---------
Shares sold                             84,726  $ 2,553,044   35,261  $ 377,808
Shares issued in acquisition (Note 5)  408,491    5,457,437       --         --
Shares redeemed                       (221,646)  (3,019,442) (73,030)  (791,268)
                                      --------  -----------  -------  ---------
Net increase (decrease)                271,571  $ 4,991,039  (37,769) $(413,460)
                                      ========  ===========  =======  =========

                                            Year ended          Period ended
                                         August 31, 2004      August 31, 2003**
                                      ---------------------  ------------------
                                       Shares      Value      Shares    Value
Class C shares:                       --------  -----------  -------  ---------
Shares sold                             10,662  $   134,751    1,033  $  11,478
Shares redeemed                           (309)      (4,073)      --         --
                                      --------  -----------  -------  ---------
Net increase                            10,353  $   130,678    1,033  $  11,478
                                      ========  ===========  =======  =========

See Notes to Financial Statements

THE NEW MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS (Continued)
--------------------------------------------------------------------------------

                                         Period ended
                                        August 31, 2004***
                                        ------------------
                                        Shares    Value
                        Class I shares: ------   --------
                        Shares sold     17,339   $237,200
                        Shares redeemed     --         --
                                         ------  --------
                        Net increase    17,339   $237,200
                                         ======  ========

** Commencement of operations of Class C shares was May 1, 2003.
***Commencement of operations of Class I shares was July 17, 2004.

See Notes to Financial Statements

THE NEW MARKET FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                                                                    Class I
                                                         Class A Shares                       Class C Shares         Shares
                                        ----------------------------------------------   --------------------     ------------
                                                     Years ended August 31,              Year Ended Period ended  Period ended
                                        ----------------------------------------------   August 31,  August 31,    August 31,
                                            2004       2003     2002     2001     2000      2004       2003*         2004*
                                        ------       ------   ------   ------   ------   ---------- ------------  ------------
Per Share Operating Performance
Net asset value, beginning of period    $12.15       $10.97   $11.65   $11.71   $11.64     $12.13      $10.93        $13.68
                                        ------       ------   ------   ------   ------     ------      ------        ------
Income from investment operations--
  Net investment loss                    (0.09)       (0.07)   (0.10)   (0.09)   (0.03)     (0.15)      (0.07)        (0.01)
  Net realized and unrealized gain
   (loss) on investments                  1.61         1.25    (0.58)    0.03     0.10     $ 1.49      $ 1.27        $ 0.02
                                        ------       ------   ------   ------   ------     ------      ------        ------
  Total from investment operations        1.52         1.18    (0.68)   (0.06)    0.07       1.34        1.20          0.01
                                        ------       ------   ------   ------   ------     ------      ------        ------
Net asset value, end of period          $13.67       $12.15   $10.97   $11.65   $11.71     $13.47      $12.13        $13.69
                                        ======       ======   ======   ======   ======     ======      ======        ======
Total Return                             12.51%       10.76%   (5.84%)  (0.51%)   0.60%     11.13%      10.98%         0.07%
                                        ======       ======   ======   ======   ======     ======      ======        ======
Ratios/Supplemental Data
Net assets, end of period (000's)       $9,125       $4,810   $4,758   $5,662   $5,347     $  154      $   13        $  237
Ratio to average net assets /(A)(D)(E)/
  Expenses /(B)/                          2.26%/(1)/   2.00%    2.08%    2.07%    1.99%      2.50%       2.50%**       1.50%**
  Expense ratio--net /(C)/                2.25%/(1)/   1.99%    1.99%    1.99%    1.99%      2.49%       2.49%**       1.49%**
  Net investment loss                    (0.91%)      (0.60%)  (0.80%)  (0.83%)  (0.34%)    (1.66%)     (1.10%)**     (0.66%)**
Portfolio turnover rate                  18.83%       23.54%    7.09%    8.72%   32.86%     18.83%      23.54%        18.83%

*Commencement of operations for Class A shares was October 1, 1998;
 commencement of operations for Class C shares was May 1, 2003. commencement of operations for Class I shares was July 14, 2004.
**Annualized

/(1)/Expense ratio includes expenses incurred for acquiring assets that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in .26% reduction in the expense ratio for the year ended August 31, 2004. See Note 2.

/(A)/Fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio for Class A shares by 0.88% for the year ended August 31, 2004; 2.62% for the year ended August 31, 2003, 1.71% for the year ended August 31, 2002, 1.54% for the year ended August 31, 2001, and 1.70% for the year ended August 31, 2000.
/(B)/Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers and reimbursements.
/(C)/Expense ratio--net reflects the effect of the management fee waivers and reimbursements and custodian fee credits the fund received.
/(D)/Fee waiver and reimbursements reduced the expense ratio and increased net investment income ratio for Class C shares by 0.88% for the year ended August 31, 2004 and 2.62% for the period ended August 31, 2003.
/(E)/Fee waiver and reimbursements reduced the expense ratio and increased net investment income ratio for Class I shares by 0.88% for the period ended August 31, 2004.

See Notes to Financial Statements

THE NEW MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS

August 31, 2004
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The New Market Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in June, 1998 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 850,000,000 shares of $.01 par value common stock. Initial outside investors purchased Class A shares of the fund on June 30, 1998. However, operations of the Fund did not commence for Class A shares until October 1, 1998. Commencement of operations for Class C shares was May 1, 2003 and July 17, 2004 for Class I shares. The Fund currently offers three Classes of shares ("Class A", "Class C" and "Class I").

      The investment objective of the Fund is to achieve long-term growth of capital by investing in a portfolio composed of common stocks and securities convertible into common stock, such as warrants, convertible bonds, debentures or convertible preferred stock.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Money market investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has a capital loss carryforward of $816,603 available to offset future capital gains, if any, of which $40,901 expires in 2008, $115,062 expires in 2009, $94,570 expires in 2010, $294,799 expires in 2011 and $271,271 expires in 2012. As of August 31,
2004, the Fund has a post-October capital loss deferral of $81,523 which will be recognized in the following tax year.

      C. Security Transactions and Income. As is common in the industry, security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      D. Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      E. Class Net Asset Values and Expenses. All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.

      F. Reclassifications. Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2004, the Fund increased undistributed net investment income by $61,837 and decreased paid in capital by $61,837.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER

      Pursuant to an Investment Advisory Agreement, the Advisor, The London Company of Virginia, ("TLC"), provides investment advisory services for an annual fee of .75% of the average daily net assets of the Fund. Prior to April 1, 2003, investment advisory services were provided by Virginia Management Investment Corporation ("VMIC"). TLC has contractually agreed to waive its fees and reimburse the Fund for expenses in order to limit the operating expenses of the Class A shares to 1.99% of average net assets through August 31, 2004, Class C shares to 2.49% of average net assets and Class I shares to 1.49% for the first three years following commencement of operations. For the year ended August 31, 2004, the advisor waived fees of $50,575 and reimbursed other expenses of $9,063. During the year ended August 31, 2004, the Fund incurred $17,676 in legal fees associated with the acquisition of assets, as discussed in Note 5 herein. This extraordinary expense is excluded from the operating expense limitation agreement. As of August 31, 2004, $21,694 was due from Advisor and paid in October 2004.

      The Advisor will be entitled to reimbursement of fees waived or remitted by the Advisor to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or remitted by the Advisor to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of August 31, 2004 was $449,219.

      The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or TLC may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or TLC. The Fund or TLC may incur such distribution expenses at the rate of .25% per annum on the Fund's A Class average daily net assets, and at the rate of .75% on the Fund's C Class average daily net assets. For the year ended August 31, 2004, there were $17,315 of distribution expenses incurred by the Fund.

      The Fund has also adopted a shareholder servicing plan for its Class C shares that provides that the Fund will compensate the Distributor with a servicing fee at the rate of .25% per annum of the C Class average daily net assets for the distributor's role of paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For the year ended August 31, 2004, there were $264 of servicing fees incurred.

      As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its Administrative Agent, $15,930 for providing shareholder services, record-keeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky filings and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives .20% of average daily net assets, with a minimum fee of $15,000. For the year ended August 31, 2004, CSS waived administrative fees of $5,656.

      First Dominion Capital Corporation ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. Underwriting commissions and fees received by FDCC in connection with the distribution of the Fund's shares during the year ended August 31, 2004 were $562. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund Class A share redemptions occurring within 360 days of purchase and for certain Fund Class C share redemptions occurring within two years of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. There were no CDSC's received by FDCC for the year ended August 31, 2004.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $27,006 for its services for the year ended August 31, 2004. FSI waived transfer agent fees of $10,148 for the year ended August 31, 2004.

      Commonwealth Fund Accounting ("CFA") is the Fund's Accounting agent. CFA received $10,115 for its services for the year ended August 31, 2004. CFA waived accounting fees of $5,890 for the year ended August 31, 2004.

      Certain officers and/or directors of the Fund are also officers, principals and/or directors of VMIC, CSS, CFA, FDCC and FSI.

NOTE 3 - INVESTMENTS/CUSTODY

      The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended August 31, 2004, aggregated $1,926,720 and $1,239,981, respectively.

      The custodian has provided credits in the amount of $770 against custodian charges based on credits on cash balances of the Fund.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses. There were no distributions to shareholders during the year ended August 31, 2004 or the year ended August 31, 2003.

      As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

                      Capital loss carryforward $(816,603)
                      Unrealized appreciation     626,590
                                                ---------
                                                $(190,013)
                                                =========

      The difference between book basis and tax basis unrealized appreciation is primarily due to the tax deferral of post-October losses.

NOTE 5 - ACQUISITION OF ASSETS

      On May 24, 2004, the shareholders of Old Dominion Investors Trust, Inc. (Old Dominion) approved an Agreement and Plan of Reorganization between Old Dominion and the New Market Fund whereby substantially all of the assets and stated liabilities of Old Dominion were transferred to the New Market Fund. Old Dominion shareholders received Class A shares of the Fund in exchange for their Old Dominion shares. No gain or loss for federal income tax purposes was recognized on the exchange. The actual exchange took place May 24, 2004. The New Market Fund Class A (the "Acquiring Fund") acquired the assets and assumed the liabilities of Old Dominion Investors Trust, Inc. (the "Acquired Fund") in a tax-free reorganization in exchange for Class A shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the schedules of changes in Net Assets. Net assets and unrealized depreciation as of the reorganization date were as follows:

                                        Total net assets of
Total net assets of Total net assets of Acquiring Fund after      Acquired Fund
   Acquired Fund      Acquiring Fund        Acquisition      Unrealized Appreciation
------------------- ------------------- -------------------- -----------------------
    $5,457,437          $5,276,011          $10,733,448            $2,377,770

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of The World Funds, Inc. Richmond, Virginia

      We have audited the accompanying statement of assets and liabilities of the New Market Fund, a series of The World Funds, Inc., including the schedule of portfolio investments as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (US). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the New Market Fund as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER AND BAKER
Philadelphia, Pennsylvania
October 15, 2004

The World Funds, Inc.
(the "Company")

SUPPLEMENTAL INFORMATION (Unaudited)

      Information pertaining to the directors and officers of the fund is set forth below. The Statement of Additional Information (the "SAI") includes additional information about the directors and is available without charge upon request by calling (800) 527-9525.

Name, Address and Age Position(s) Held Number of Principal Occupation(s)                Other
                      with Company     Funds in  During the Past 5 Years                Directorships
                      and Tenure       Company                                          by Directors
                                       Overseen                                         and Number of
                                                                                        Funds in the
                                                                                        Complex
                                                                                        Overseen
-------------------------------------------------------------------------------------------------------
Interested Directors:
-------------------------------------------------------------------------------------------------------
* John Pasco, III(1)  Chairman,            6     Mr. Pasco is Treasurer and a Director  Vontobel
8730 Stony Point      Director and               of Commonwealth Shareholder            Funds, Inc. - 1
Parkway               Treasurer since            Services, Inc. ("CSS"), the            Fund; The
Suite 205             May, 1997                  Company's Administrator, since         World
Richmond, VA 23235                               1985; President and Director of First  Insurance
(59)                                             Dominion Capital Corp. ("FDCC"),       Trust - 1 Fund
                                                 the Company's underwriter; Director
                                                 and shareholder of Fund Services,
                                                 Inc., the Company's Transfer and
                                                 Disbursing Agent since 1987;
                                                 President and Treasurer of
                                                 Commonwealth Capital Management,
                                                 Inc. since 1983 which also owns an
                                                 interest an interest in the investment
                                                 adviser to the Third Millennium
                                                 Russia Fund, another fund of the
                                                 Company; President of
                                                 Commonwealth Capital Management,
                                                 LLC, the investment adviser to the
                                                 GenomicsFund series of the
                                                 Company, since December, 2000;
                                                 Shareholder of Commonwealth Fund
                                                 Accounting, Inc., which provides
                                                 bookkeeping services to the
                                                 Company; Chairman, Director and
                                                 Treasurer of Vontobel Funds, Inc., a
                                                 registered investment company, since
                                                 March, 1997; Chairman, Trustee and
                                                 Treasurer of The World Insurance
                                                 Trust, a registered investment
                                                 company, since May, 2002. Mr.
                                                 Pasco is also a certified public
                                                 accountant.
-------------------------------------------------------------------------------------------------------

Name, Address and Age   Position(s) Held Number of Principal Occupation(s)               Other
                        with Company     Funds in  During the Past 5 Years               Directorships
                        and Tenure       Company                                         by Directors
                                         Overseen                                        and Number of
                                                                                         Funds in the
                                                                                         Complex
                                                                                         Overseen
--------------------------------------------------------------------------------------------------------
Non-Interested Directors:
--------------------------------------------------------------------------------------------------------
Samuel Boyd, Jr.         Director since      6     Mr. Boyd is Manager of the Customer   Vontobel
10808 Hob Nail Court     May, 1997                 Services Operations and Accounting    Funds, Inc. - 1
Potomac, MD 20854                                  Division of the Potomac Electric      Fund; The
(64)                                               Power Company since August, 1978;     World
                                                   Director of Vontobel Funds, Inc., a   Insurance
                                                   registered investment company, since  Trust - 1 Fund;
                                                   March, 1997; a Trustee of The World   Satuit Capital
                                                   Insurance Trust, a registered         Management
                                                   investment company, since May,        Trust - 1 Fund;
                                                   2002; a Trustee of Satuit Capital     Janus Advisor
                                                   Management Trust, a registered        Series
                                                   investment company, since October,    Trust - 2 Funds
                                                   2002; a Trustee of Janus Advisor
                                                   Series Trust, a registered investment
                                                   company, since September, 2003. Mr.
                                                   Boyd is also a certified public
                                                   accountant.
--------------------------------------------------------------------------------------------------------
William E. Poist         Director since      6     Mr. Poist is a financial and tax      Vontobel
5272 River Road          May, 1997                 consultant through his firm           Funds, Inc. - 1
Bethesda, MD 20816                                 Management Funds Consulting for       Fund; The
(65)                                               Professionals since 1968; Director of World
                                                   Vontobel Funds, Inc., a registered    Insurance
                                                   investment company, since March,      Trust - 1 Fund;
                                                   1997; a Trustee of The World          Satuit Capital
                                                   Insurance Trust, a registered         Management
                                                   investment company, since May,        Trust - 1 Fund
                                                   2002; and a Trustee of Satuit Capital
                                                   Management Trust, a registered
                                                   investment company, since February,
                                                   2004. Mr. Poist is also a certified
                                                   public accountant.
--------------------------------------------------------------------------------------------------------
Paul M. Dickinson        Director since      6     Mr. Dickinson is President of Alfred  Vontobel
8704 Berwickshire Drive  May, 1997                 J. Dickinson, Inc. Realtors since     Funds, Inc. - 1
Richmond, VA 23229                                 April, 1971; Director of Vontobel     Fund; The
(57)                                               Funds, Inc., a registered investment  World
                                                   company, since March, 1997; a         Insurance
                                                   Trustee of The World Insurance        Trust - 1 Fund;
                                                   Trust, a registered investment        Satuit Capital
                                                   company, since May, 2002; and a       Management
                                                   Trustee of Satuit Capital Management  Trust - 1 Fund
                                                   Trust, a registered investment
                                                   company, since February, 2004.
--------------------------------------------------------------------------------------------------------

Name, Address and Age    Position(s) Held Number of Principal Occupation(s)                 Other
                         with Company     Funds in  During the Past 5 Years                 Directorships
                         and Tenure       Company                                           by Directors
                                          Overseen                                          and Number of
                                                                                            Funds in the
                                                                                            Complex
                                                                                            Overseen
---------------------------------------------------------------------------------------------------------
Officers:
---------------------------------------------------------------------------------------------------------
F. Byron Parker, Jr.     Secretary since     N/A    Mr. Parker is Secretary of CSS and           N/A
1500 Forest Avenue       May, 1997                  FDCC since 1986; Secretary of
Suite 222                                           Vontobel Funds, Inc., a registered
Richmond, VA 23229                                  investment company, since March,
(61)                                                1997; Secretary of The World
                                                    Insurance Trust, a registered
                                                    investment company, since May,
                                                    2002; and partner in the law firm
                                                    Parker and McMakin.
---------------------------------------------------------------------------------------------------------
* Jane H. Williams       Vice President      N/A    Ms. Williams is President of Sand            N/A
245 Lytton Avenue        of the Company             Hill Advisors, Inc., a registered
Suite 250                and President of           investment adviser, since August,
Palo Alto, CA 94301-1465 the Sand Hill              2000 and was the Executive Vice
(53)                     Portfolio                  President of Sand Hill Advisors, since
                         Manager Fund               1982.
                         series since
                         May, 1997.
---------------------------------------------------------------------------------------------------------
* Leland H. Faust        President of the    N/A    Mr. Faust is President of CSI Capital        N/A
One Montgomery Street    CSI Equity Fund            Management, Inc., a registered
Suite 2525               series and the             investment adviser, since 1978. Mr.
San Francisco, CA 94104  CSI Fixed                  Faust is also a partner in the law firm
(58)                     Income Fund                Taylor & Faust since September,
                         series since               1975.
                         October, 1997.
---------------------------------------------------------------------------------------------------------
* Stephen Goddard        Vice President      N/A    Mr. Goddard has been the President           N/A
One James Center         of the Company             and principal shareholder of The
Ste 1501                 and President of           London Company, a registered
Richmond, VA 23219       the New Market             investment adviser, since its inception
(43)                     Fund series                and has been the portfolio manager of
                         since March,               the New Market Fund series since its
                         2003                       inception on October 1, 1998. Mr.
                                                    Goddard is also a director and
                                                    shareholder of Virginia Management
                                                    Investment Corporation, a registered
                                                    investment adviser. Mr. Goddard has
                                                    fifteen years experience in senior
                                                    portfolio management, security
                                                    analysis and finance.
---------------------------------------------------------------------------------------------------------

Name, Address and Age       Position(s) Held Number of Principal Occupation(s)                 Other
                            with Company     Funds in  During the Past 5 Years                 Directorships
                            and Tenure       Company                                           by Directors
                                             Overseen                                          and Number of
                                                                                               Funds in the
                                                                                               Complex
                                                                                               Overseen
------------------------------------------------------------------------------------------------------------
Officers (continued):
------------------------------------------------------------------------------------------------------------
* John T. Connor, Jr.       Vice President      N/A    Mr. Connor is President of Third             N/A
1185 Avenue of the Americas of the Company             Millennium Investment Advisors,
32nd Floor                  and President of           LLC, a registered investment adviser,
New York, NY 10036          the Third                  since April, 1998; and Chairman of
(63)                        Millennium                 ROSGAL Insurance since 1993.
                            Russia Fund
                            series since
                            October, 1998.
------------------------------------------------------------------------------------------------------------
* Robert J. Sullivan        Vice President      N/A    Chairman of the Board, President and         N/A
2608 Goldbug Avenue,        of the Company             Treasurer of Satuit Capital
Sullivan's Island, SC 29482 and President of           Management Trust, an open-end
(43)                        the                        investment management company,
                            GenomicsFund               since December, 2000; Managing
                            series since               Director and Investment Officer of
                            January, 2003              Satuit Capital Management, LLC, a
                                                       registered investment adviser, from
                                                       June, 2000 to Present; Portfolio
                                                       Manager and Senior Equity Analyst
                                                       at Cadence Capital Management from
                                                       1997 to 2000, an institutional asset
                                                       management firm.
------------------------------------------------------------------------------------------------------------
* Russell Platt             Vice President      N/A    Mr. Platt is Chief Executive Officer         N/A
518 17th Street,            of the Company             of Forum Partners, an investment
Suite 1700,                 and President of           management firm. Previously he was
Denver, CO 80202            the Dividend               a Managing Director of Security
                            Capital Realty             Capital Research and Management,
                            Income Fund                Inc.'s investment management
                            series since               subsidiary Prior to joining Security
                            December,                  Capital, Mr. Platt served as President-
                            2003.                      International of JER Partners, a real
                                                       estate investment company, and prior
                                                       to that, served from 1982 to 1999 at
                                                       Morgan Stanley,
------------------------------------------------------------------------------------------------------------

(1)-Mr. Pasco is considered to be an "interested person" of the Company, as that term is defined in the 1940 Act. Mr. Pasco is an interested person because: (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, the adviser to GenomicsFund series of the Company;
   (3) he owns an interest in Third Millennium Investment Advisors, LLC, the adviser to another fund of the Company; (4) he owns FDCC, the principal underwriter of the Company; and (5) he owns or controls several of the Company's various service providers.
* Officer of the Company and also affiliated with an investment advisor to a fund of the Company.

New Market Fund
Supplemental Information Continued (unaudited)

A.  Proxy Voting Information (unaudited)

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2004 is available on or through the SEC's website at www.sec.gov.

B.  Portfolio Holdings (unaudited)

      Beginning with its first and third fiscal quarters ending on or after July 9, 2004, the Fund will file its complete schedule of portfolio holdings with the SEC on Form N-Q. The Fund's Form N-Q will be available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov.

Investment Manager:

   The London Company
     One James Center
     Suite 1501
     Richmond, Virginia 23219

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Auditors:

   Tait, Weller and Baker
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to the New Market Fund's Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 527-9525 Toll Free.
                                    [GRAPHIC]



                         Annual Report to Shareholders

                              THE NEW MARKET FUND

                                  A series of
                             The World Funds, Inc.
                         A "Series" Investment Company

                              For the Year Ended
                                August 31, 2004

                         Annual Letter to Shareholders

                         THIRD MILLENNIUM RUSSIA FUND

                   For the Fiscal Year Ended August 31, 2004


     Results for the fiscal year were 32.15%, just about the continuing average annual return for your Fund for almost six years. Strong performers this year included agricultural fertilizer and steel stocks, which along with oil and gas refining companines, have had banner years worldwide. And, particular to Russia, telecoms (both cellular and wireline) have continued strong due to lack of the over-investment seen elsewhere and to increasing penetration of under-served markets and good operating performance results.

     The Russian stock market continues to swing and surprise. For the current calendar year, the Fund was up 32% as of the end of the March calendar quarter, only to fall the ground from the middle of April due to a triple whammy: (1) all emerging markets suffered from the "flight to quality" emanating from the Fed's signaled first rise in U.S. interest rates; (2)commodity prices were rumored to have peaked (false, steel, nickel and other metals sold at home and abroad by Russian companies in your portfolio continue to generate generous cash flows based on high world market prices); and (3) the Yukos affair had heated up. The Russian market and your Fund have been enjoying a nice recovery after the summer slumber.

     Company Visits. During 2004, in several trips to Russia, I have visited more companies than ever. Yukos oil demonstrated state-of-the-art well imaging technology at its company headquarters in Moscow, squeezing more out of pre-existing wells. Surgutneftegaz' CEO Bagdanov showcased an engineer-oil man's abilities as low cost producer, at his HQ in Surgut, Siberia, even as he frustrates analysts' demand for transparency and dividends (he sits with $5 billion on the balance sheet). Transneft, the state-owned oil pipeline monopoly, built the shiny Primorsk Terminal near St. Petersburg on the Baltic on time and below budget. The enforcement of environmental standards by its lab on the tanks of ships docking to on-load oil is impressive.

     A range of steel companies unfolded evincing antiquated open hearth furnaces being replaced by oxygen reduction furnaces enabled by stupendous cash flows with steel remaining at $450-500 a ton. Novo Lipetsk was the favorite in terms of operations, although the financial and market performance of the more antiquated Severstal outshines. Nizhny Tagil and Magnitogorsk have also had outstanding years; lots of depth in this industry.

     One Russian steel industry advantage, in addition to proximity to the Chinese auto industry market by rail, is close access to iron ore and coking coal. Standing at the open pit of Lebedinsky GOK (the acronym for "mining and smelting") which is five kilometers from left to right and three kilometers from front to back, it takes a few minutes to focus the eyes and see the activity of rail road cars on tracks and massive off the road trucks far below. At first you see nothing down there, but then you come to realize that there are indeed three thousand people at work. The town and the facility are pristine and the pride of management in their operation is clear, on its clean face - and in the results.

     The electric arc furnace at VSMPO (Verkhanaya Salda Metal) is a sight to behold; it makes the biggest blocks of titanium in today's world - for its manufacture of the Air Bus' landing gear stanchion.

     As I have before mentioned, and as reflected in our Portfolio and its results, Russia has numerous other industries in addition to oil and gas which generate substantial cash flows and, given the increasing emphasis on transparency and results, profits. Agricultural fertilizers are another example of good export oriented companies doing well this past year (particularly Uralkaliy).

     Yukos Affair. The sideways movement of the Russian stock market from April until early September was due mainly to the Yukos Affair which is the stock market's barometer for political risk in Russia. Brokers and the media alike have treated this like a prize fight, watching the almost daily blows engendered by press releases from Khodorkovsky's jail cell, and the response or non-response from the Government.

     Legal Process. Firstly, "the market" seems to demand an early response to this element of instability and seems largely influenced by the spin campaign of the private parties affected. Were the Kremlin to wave its magic wand and make everything right overnight, though, in three months' time, we would be reading and hearing the media complain that Russia is the rule of man, not law.

     Criminal case - the first legal process underway. We know these cases take time; even here in the US, Ken Lay has just been indicted and Walter Forbes has yet to go to trial, 7 years later. If five of us are going 80 mph in a 55 mph zone, can any of us complain when the trooper pulls one over? We all knowingly and blatantly violated the law. The charge is that Khodorkovsky failed to make the investment of hundreds of millions of dollars in a fertilizer company which he "purchased" at auction for very little but that promise. And if he never intended to make the required investment, that would be criminal fraud right here in the US, as well as in Russia. And if he made himself notorious by his conduct, well, that is one of a US prosecutor's standards as well - notorious conduct; as Martha Stewart found out . . . although "everyone" perjures themselves.

     Company Tax Case. Employing aggressive tax shelters is common for companies in the US as well, where the IRS has been impeded for years from pursuing such cases and our national government seems quite comfortable with a large budget deficit. Again, in Russia, many companies did it. Yukos has taken an aggressive, resistant approach to their tax problems with their Government, which may have been ill advised. I know of no US public company which would take this approach
- open, public confrontation - to a tax dispute of such importance with its Government. In my visits to a wide range of companies this year, the Yukos affair did not appear to concern them and scrupulous tax paying seemed to be the prevailing ethic. In fact, many made a point of highlighting the importance of their taxes to their region.

     Oil Reserves: broader Policy implications. In almost all the world's economies, the Government owns oil in the ground. Period. (A dramatic exception is the US, which is why more oil wells have been drilled here than in the rest of the world combined.) You can get a production sharing legal regime; you can do joint ventures, but you are dealing with the Government.

     In his animus to privatize everything in sight, Anatoly Chubais auctioned off Russia's oil reserves to a chosen few for insufficient consideration. For a few years, as they kept foreigners out, it appeared there were parallel interests between the oil oligarchs and their Government. But when a few started to monetize their oil billions, with plans to sell out and leave the country for points west, leaving the Government in the hands of the global oil majors, the Government began to re-think its position. Now, as a result of the Yukos affair, such oil oligarchs seem to better appreciate what kind of conduct is expected of them going forward. I could explain in greater detail, but you get the picture.

     Recent Developments. President Putin's proposed re-structuring of the electoral system whereby single member district Duma members will be chosen by local legislatures from among candidates designated by national parties, is of course not welcome. The direct election, as at present, of independent individuals to single member Duma districts has resulted in some of the Duma's most distinguished members. The comments of former Pres. Boris Yeltsin, who did champion democracy and got Russia's fine Constitution adopted, that Putin should not cut back on hard won democratic freedoms, is most welcome. I got out my copy of that document, which I had written about in my former days as a lawyer, and Putin's statement that these changes can be effected without having to amend the Constitution appears to be correct; only the election of the President need be by direct election.

     Linking these changes, which will not take effect until four years' from now when the Duma is up for re-election, to the threat of terrorism seems tenuous at best. Putin also cited endemic corruption as a target of these proposals since an inspector accepted a bribe to let a "black widow" aboard an aircraft which she then brought down. But corruption also flourished during the days of complete state control under communism.

     Russian Virtuous Circle. The macro-economic, secular growth trend continues in Russia, with a boom in consumer spending and building. On the company level, strong results continue to be realized by many of the companies in the Fund's portfolio. Thank you for your continuing support.

                                    John T. Connor, Jr.
                                    Portfolio Manager
                                    Third Millennium Russia Fund

THIRD MILLENNIUM RUSSIA FUND
Fund Expenses (unaudited)

Fund Expenses Example

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or contingent deferred sales charges on certain redemptions made within 360 days of purchase and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2004 and held for the six months ended August 31, 2004.

Actual Expenses Example

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses many not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A CLASS           Beginning Account Ending Account   Expenses Paid During
                        Value            Value              Year*
                    March 1, 2004   August 31, 2004 March 31, 2004 through
                                                       August 31, 2004
--------------------------------------------------------------------------
Actual                 $1,000           $888.06             $13.05
--------------------------------------------------------------------------
Hypothetical           $1,000          $1,011.25            $13.90
(5% return before
expenses)
--------------------------------------------------------------------------

C CLASS           Beginning Account Ending Account   Expenses Paid During
                        Value            Value              Year*
                    March 1, 2004   August 31, 2004 March 31, 2004 through
                                                       August 31, 2004
--------------------------------------------------------------------------
Actual                 $1,000           $903.23             $16.74
--------------------------------------------------------------------------
Hypothetical           $1,000          $1,007.50            $17.66
(5% return before
expenses)
--------------------------------------------------------------------------
I CLASS           Beginning Account Ending Account   Expenses Paid During
                        Value            Value              Year*
                    March 1, 2004   August 31, 2004 March 31, 2004 through
                                                       August 31, 2004
--------------------------------------------------------------------------
Actual                 $1,000           $908.36             $11.99
--------------------------------------------------------------------------
Hypothetical           $1,000          $1,012.50            $12.65
(5% return before
expenses)
--------------------------------------------------------------------------

*--Expensesare equal to the Fund's annualized expense ratio of 2.75% for Class
           A; 3.50% for Class C and 2.50% for Class I, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 366 days in the current year.

Portfolio Holdings, by Sector, as Percentage of Net Assets (unaudited)

                                    [CHART]

Agriculture                       4.12%
Aluminum                          0.25%
Cellular Telecommunication        8.22%
Consumer                          4.06%
Financial                         2.70%
Gas Distribution                  4.51%
Manufacturing                     0.65%
Natural Resources                 7.27%
Oil Distribution                  7.67%
Oil Production                    8.04%
Steel                            12.30%
Transportation                   12.47%
Utilities                         3.19%
Wireline Telecommunication       19.30%
Other assets, net                 5.25%

                                    [CHART]

                                    [CHART]

                                    [CHART]

                         THIRD MILLENNIUM RUSSIA FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                August 31, 2004

         Number                                               Market
         of Shares Security Description                       Value
         --------- --------------------                     -----------

                   COMMON STOCK:                     94.75%

                   AGRICULTURE:                       4.12%
            20,000 Ammofos*                                 $   300,000
           111,500 Novosibirsk Chemicals*                       345,650
         4,430,000 Uralkaliy                                  1,147,370
                                                            -----------
                                                              1,793,020
                                                            -----------

                   ALUMINUM:                          0.25%
           185,000 Sibirsko Uralskaya Rts*                      109,335
                                                            -----------

                   CELLULAR TELECOMMUNICATION:        8.22%
            11,000 Mobile Telesystems ADR                     1,422,960
            22,000 Vimpel Communications ADR*                 2,158,200
                                                            -----------
                                                              3,581,160
                                                            -----------

                   CONSUMER:                          4.06%
            20,000 Baltika Brewery                              245,000
            69,727 Kalina Rts*                                1,248,113
            20,000 Pharmacy Chain 36.6*                         277,000
                                                            -----------
                                                              1,770,113
                                                            -----------

                   FINANCIAL:                         2.70%
            30,000 Sberbank*                                  1,174,500
                                                            -----------

                   GAS DISTRIBUTION:                  4.51%
            60,000 RAO Gazprom ADR Reg S                      1,965,000
                                                            -----------

                   MANUFACTURING:                     0.65%
             1,775 Mashinostroitelniv*                          195,250
            20,000 Ural Mash Factory*                            90,000
                                                            -----------
                                                                285,250
                                                            -----------

                   NATURAL RESOURCES:                 7.27%
            25,000 Highland Gold Mining Ltd.                    115,398
            24,000 Norilsk JSC Mining & Smelting ADR          1,350,000

          Number                                            Market
          of Shares Security Description                    Value
          --------- --------------------                  -----------

                    NATURAL RESOURCES (continued):
              1,000 Lebedinsky Mining*                    $    31,000
             21,000 Verkhanaya Salda Metal                  1,669,500
                                                          -----------
                                                            3,165,898
                                                          -----------

                    OIL DISTRIBUTION:               7.67%
             40,000 Bashkirnefteproduct*                      132,000
              8,000 Lukoil ADR                                944,000
             85,000 Sibneft ADR                             2,263,125
                                                          -----------
                                                            3,339,125
                                                          -----------

                    OIL PRODUCTION:                 8.04%
             72,000 Surgutneftegaz ADR                      2,484,000
            183,554 Teton Petroleum Co.*                      238,620
            300,000 Tyumen Oil*                               645,000
              8,000 Yukos Corp ADR                            134,400
                                                          -----------
                                                            3,502,020
                                                          -----------

                    STEEL:                         12.30%
          1,915,600 Magnitogorsk Iron*                        766,240
          1,450,000 Nizhny Tagil Metals*                      976,575
          1,040,540 Novolipetsk Ferrous Metal                 832,432
             80,000 Severstal                               2,784,000
                                                          -----------
                                                            5,359,247
                                                          -----------

                    TRANSPORTATION:                12.47%
             13,800 Aeroflot                                1,407,600
          4,500,000 Far Eastern Shipping*                     967,500
             33,000 Far Eastern Shipping GDR*                 354,750
            806,452 Irkut Scientific Product                  429,033
             20,000 Severstal Auto*                           100,000
              2,600 Transneft PFD*                          2,171,000
                                                          -----------
                                                            5,429,883
                                                          -----------

                    UTILITIES:                      3.19%
          1,100,000 Konakovskaya GRES*                        495,000
          2,500,000 Kostromskaya GRES                         292,500
              3,300 Stavropolskaya GRES                       495,000
              3,990 RAO Unified Energy System ADR             105,735
                                                          -----------
                                                            1,388,235
                                                          -----------

           Number                                          Market
           of Shares Security Description                  Value
           --------- --------------------                -----------

                     WIRELINE TELECOMMUNICATION:  19.30%
             40,000  Central Communication               $ 1,180,000
             51,000  Golden Telecom Inc.                   1,369,350
             79,500  Moscow City Tel ADR                     922,200
             15,000  North-West Telecom                      345,000
            150,000  Rostelecom-SPN ADR                    1,800,000
            200,000  Uralsvyasinform ADR                   1,404,000
            260,000  Volgatelecom ADR                      1,388,400
                                                         -----------
                                                           8,408,950
                                                         -----------

                     TOTAL INVESTMENTS:
                     (Cost: $41,679,768)          94.75%  41,271,736
                     Other assets, net             5.25%   2,286,727
                                                 ------  -----------
                     NET ASSETS                  100.00% $43,558,463
                                                 ======  ===========

* Non-income producing
**Cost for Federal income tax purpose is $41,679,768 and net unrealized depreciation consists of:

                   Gross unrealized appreciation $ 2,896,933
                   Gross unrealized depreciation  (3,304,965)
                                                 -----------
                   Net unrealized appreciation   $  (408,032)
                                                 ===========

ADR--Security represented is held by the custodian bank in the form of American Depositary Receipts.
GDR--Security represented is held by the custodian bank in the form of Global Depositary Receipts.

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $41,679,768) (Notes 1 & 3)                     $41,271,736
 Cash                                                                                      1,911,914
 Foreign currency (cost $79,439)                                                              84,345

 Receivables:
   Dividends                                                                    $273,579
   Capital stock sold                                                             67,741
   Securities sold                                                               508,000
                                                                                --------
                                                                                             849,320
 Other assets                                                                                 30,576
                                                                                         -----------
     TOTAL ASSETS                                                                         44,147,891
                                                                                         -----------

LIABILITIES
 Payables:
   Securities purchased                                                          522,500
   Capital stock redeemed                                                         41,613
                                                                                --------
                                                                                             564,113

 Accrued expenses:
   Accounting fees                                                                 4,523
   12b-1 fees                                                                      1,099
   Custody fees                                                                   19,693
                                                                                --------
                                                                                              25,315
                                                                                         -----------
     TOTAL LIABILITIES                                                                       589,428
                                                                                         -----------
NET ASSETS                                                                               $43,558,463
                                                                                         ===========
Net Assets - Class A shares                                                              $42,086,072
                                                                                         ===========
 NET ASSET VALUE AND REDEMPTION PRICE PER CLASS A SHARE
   ($42,086,072 / 1,180,057 shares outstanding) (Note 2)                                 $     35.66
                                                                                         ===========
 MAXIMUM OFFERING PRICE PER SHARE ($35.66 X 100/94.25)                                   $     37.84
                                                                                         ===========
Net Assets - Class C shares                                                              $   145,687
                                                                                         ===========
 NET ASSET VALUE, REDEMPTION AND OFFER PRICE PER CLASS C SHARE
   ($145,687 / 4,114 shares outstanding) (Note 2)                                        $     35.41
                                                                                         ===========
Net Assets - Class I shares                                                              $ 1,326,704
                                                                                         ===========
 NET ASSET VALUE, REDEMPTION AND OFFER PRICE PER CLASS I SHARE
   ($1,326,704 / 37,202 shares outstanding) (Note 2)                                     $     35.66
                                                                                         ===========

 At August 31, 2004 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
 Paid in capital                                                                         $36,813,114
 Accumulated net realized gain on investments and foreign currency transactions            7,148,475
 Net unrealized depreciation of investments and foreign currency transactions               (403,126)
                                                                                         -----------
 Net assets                                                                              $43,558,463
                                                                                         ===========

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF OPERATIONS

For the year ended August 31, 2004
--------------------------------------------------------------------------------


INVESTMENT INCOME
 Dividends (net of $95,654 foreign taxes withheld)                           $601,342
 Interest                                                                      22,052
                                                                             --------
   Total income                                                                       $   623,394
                                                                                      -----------

EXPENSES
 Investment advisory fees (Note 2)                                            665,274
 Distribution and service fees, Classes A & C (Note 2)                         93,844
 Custodian fees                                                               111,028
 Accounting fees                                                               55,885
 Legal and audit fees                                                          16,910
 Registration fees                                                             11,805
 Organization expense amortization                                              1,512
 Recordkeeping and administrative services (Note 2)                            75,428
 Transfer agent fees (Note 2)                                                 107,988
 Shareholder servicing and reports (Note 2)                                    76,788
 Miscellaneous                                                                 29,979
                                                                             --------
   Total expenses                                                                       1,246,441
 Management fee waiver and expense reimbursements (Note 2)                               (201,729)
 Custody credits (Note 3)                                                                  (3,683)
                                                                                      -----------
 Expenses, net                                                                          1,041,029
                                                                                      -----------
 Net investment loss                                                                     (417,635)
                                                                                      -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
  FOREIGN CURRENCIES
 Net realized gain on investments                                                       9,474,534
 Net realized loss on foreign currency conversions                                           (424)
 Net change in unrealized depreciation of investments and foreign currencies           (5,937,416)
                                                                                      -----------
 Net gain on investments                                                                3,536,694
                                                                                      -----------
 Net increase in net assets resulting from operations                                 $ 3,119,059
                                                                                      ===========

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF CHANGES IN NET CHANGES
--------------------------------------------------------------------------------

                                                                          Year ended      Year ended
                                                                       August 31, 2004* August 31, 2003
                                                                       ---------------- ---------------
OPERATIONS                                                                                          .
 Net investment income (loss)                                            $  (417,635)     $    19,447
 Net realized gain on investments and foreign currency transactions        9,474,110          990,400
 Change in unrealized appreciation/depreciation of investments            (5,937,416)       5,611,028
                                                                         -----------      -----------
 Net increase in net assets resulting from operations                      3,119,059        6,620,875

DISTRIBUTION TO SHAREHOLDERS FROM
 Capital gains--Class A shares ($3.82 and $1.19 per share,
   respectively)                                                          (2,879,482)        (637,667)
 Capital gains--Class C shares ($3.82 and $.-- per share,
   respectively)                                                                (685)              --
 Ordinary income--Class A shares ($.03 and $.-- per share,
   respectively)                                                             (19,449)              --
 Ordinary income--Class C shares ($.03 and $.-- per share,
   respectively)                                                                  (5)              --
                                                                         -----------      -----------
 Net distributions                                                        (2,899,621)        (637,667)
                                                                         -----------      -----------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets resulting from capital share transactions--
  Class A shares**                                                        20,065,630        4,199,173
Net increase in net assets resulting from capital share transactions--
  Class C shares**                                                           153,238
Net increase in net assets resulting from capital share transactions--
  Class I shares**                                                         1,400,000
Net increase in net assets                                                21,838,306       10,182,381
Net assets at beginning of year                                           21,720,157       11,537,776
                                                                         -----------      -----------

NET ASSETS at the end of the year (including undistributed net
  investment income of $0 and $19,447, respectively)                     $43,558,463      $21,720,157
                                                                         ===========      ===========

* Commencement of operations for Class C shares was December 3, 2003, and January 30, 2004 for Class I shares.
**A summary of capital share transactions follows:

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF CHANGES IN NET ASSETS (Continued)
--------------------------------------------------------------------------------

                                            Year ended              Year ended
                                         August 31, 2004         August 31, 2003
                                     -----------------------  ---------------------
                                       Shares       Value      Shares      Value
Class A shares                       ---------  ------------  --------  -----------
Shares sold                          1,347,912  $ 51,504,723   350,656  $ 8,818,269
Shares reinvested from distributions    92,215     2,837,461    29,144      619,309
Shares redeemed                       (975,447)  (34,276,554) (218,782)  (5,238,405)
                                     ---------  ------------  --------  -----------
Net increase                           464,680  $ 20,065,630   161,018  $ 4,199,173
                                     =========  ============  ========  ===========

                                           Period ended
                                         August 31, 2004*
                                     -----------------------
                                       Shares       Value
Class C shares                       ---------  ------------
Shares sold                              6,651  $    247,469
Shares reinvested from distributions        22           690
Shares redeemed                         (2,558)      (94,921)
                                     ---------  ------------
Net increase                             4,115  $    153,238
                                     =========  ============

                                           Period ended
                                         August 31, 2004*
                                     -----------------------
                                       Shares       Value
Class I shares                       ---------  ------------
Shares sold                             37,202  $  1,400,000
Shares redeemed                             --            --
                                     ---------  ------------
Net increase                            37,202  $  1,400,000
                                     =========  ============

See notes to financial statements

THIRD MILLENNIUM RUSSIA FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                      Class A Shares
                                      ---------------------------------------------
                                                  Years ended August 31,               Class C Shares   Class I Shares
                                      ---------------------------------------------     Period ended     Period ended
                                        2004      2003     2002      2001      2000   August 31, 2004* August 31, 2004*
                                      -------   -------  -------   -------   ------   ---------------- ----------------
Per Share Operating Performance
Net asset value, beginning of period  $ 30.36   $ 20.81  $ 17.31   $ 26.37   $14.17       $ 34.32          $ 35.92
Income from investment operations--
  Net investment income (loss)          (0.35)     0.03    (0.18)    (0.06)   (0.40)        (0.46)           (0.14)
  Net realized and unrealized gain
   (loss) on investments                 9.50     10.71     3.68     (5.35)   12.93          5.40            (0.12)
                                      -------   -------  -------   -------   ------       -------          -------
  Total from investment
   operations                            9.15     10.74     3.50     (5.41)   12.53          4.94            (0.26)
Less distributions--
  Distributions from ordinary income    (0.03)       --       --        --       --         (0.03)              --
  Distributions from realized gains
   on investments                       (3.82)    (1.19)      --     (3.65)   (0.33)        (3.82)              --
                                      -------   -------  -------   -------   ------       -------          -------
  Total distributions                   (3.85)    (1.19)      --     (3.65)   (0.33)        (3.85)              --
Net asset value, end of period        $ 35.66   $ 30.36  $ 20.81   $ 17.31   $26.37       $ 35.41          $ 35.66
                                      =======   =======  =======   =======   ======       =======          =======
Total Return                            32.15%    54.05%   20.22%   (16.36%)  90.33%        16.08%           (0.72%)
                                      =======   =======  =======   =======   ======       =======          =======
Ratios/Supplemental Data
Net assets, end of period (000's)     $42,086   $21,720  $11,538   $ 3,299   $2,871       $   146          $ 1,327
Ratio of expenses to average net
 assets
Ratio to average net assets /(A)/
  Expenses /(B)/                         2.76%     2.79%    2.91%     3.46%    3.10%         3.51%**          2.51%**
  Expense ratio--net /(C)/               2.75%     2.75%    2.75%     2.75%    2.75%         3.50%**          2.50%**
  Net investment income (loss)          (1.10%)    0.14%   (1.18%)   (0.48%)  (1.96%)       (1.85%)**        (0.85%)**
Portfolio turnover rate                105.60%    57.55%  140.79%    54.05%   68.88%       105.60%          105.60%

*Commencement of operations for Class C shares was December 3, 2003, and
 January 30, 2004 for Class I shares.
**Annualized

/(A)/Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.54% for the year ended August 31, 2004, 1.27% for the year ended August 31, 2003, 2.01% for the year ended August 31, 2002, 5.52% for the year ended August 31, 2001, and 5.75% for the year ended August 31, 2000.
/(B)/Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers. /(C)/Expense ratio--net reflects the effect of the management fee waivers and custodian fee credits the fund received.

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
NOTES TO THE FINANCIAL STATEMENTS

August 31, 2004
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The Third Millennium Russia Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in June, 1998 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 850,000,000 shares of $.01 par value common stock. Initial outside investors purchased Class A shares of the Fund on June 29, 1998. However, investment operations of the Fund did not commence for Class A shares until October 1, 1998. Commencement of operations for Class C shares was December 3, 2003 and January 30, 2004 for Class I shares. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      The investment objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities (which includes securities convertible into equity securities, such as warrants, convertible bonds, debentures or convertible preferred stock).

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Russian securities are also valued at the closing price on the principal exchange on which the security is traded, or at the last reported bid price in the over-the-counter market. The Fund reserves the right to value securities at fair market value when events occur prior to the close of the NYSE, and cause a change in value from the price determined as of the close of the Russian markets.

      Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost pricing procedures set, and determined to be fair, by the Board of Directors. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors.

      ADR's, EDR's and GDR's will be valued at the closing price of the instrument last determined prior to the valuation time unless TWF is aware of a material change in value. Items for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Currency Translation. The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

      D. Security Transactions and Income. As is common in the industry, security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      E. Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      F. Class Net Asset Values and Expenses. All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

      G. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2004, the Fund increased accumulated net investment income by $417,642, decreased accumulated net realized loss on investments by $435,823, and increased paid in capital by $18,181.

      The Fund currently offers three classes of shares. Class A shares include a maximum front-end sales charge of 5.75% and a maximum contingent deferred sales charge of 2% on the proceeds of Class A shares redeemed within 360 days. Class A shares may be purchased without a front-end sales charge through certain third-party fund "supermarkets". Class C shares include a maximum contingent deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase. Class I shares include a maximum contingent deferred sales charge of 2% on the proceeds of Class I shares redeemed within 90 days of purchase.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS

      Pursuant to an Investment Advisory Agreement, the Advisor, Third Millennium Investment Advisors LLC ("TMIA") provides investment services for an annual fee of 1.75% of the first $125 million of average daily net assets; 1.50% on assets in excess of $125 million and not more than $250 million; and, 1.25% on assets over $250 million of average daily net assets of the Fund. TMIA has contractually agreed to waive its fees and reimburse the Fund for expenses in order to limit operating expenses to 2.75% for Class A; 3.50% for Class C and 2.50% for Class I, of average daily net assets, respectively, through August 31, 2004. For the year ended August 31, 2004, the Advisor waived fees of $139,258.

      Prior to September 1, 2002, TMIA, Commonwealth Capital Management Inc ("CCM"), First Dominion Capital Corp. ("FDCC"), and Commonwealth Shareholder Services, Inc. ("CSS"), collectively referred to as the "Service Providers", contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 2.75%.

      The Service Providers will be entitled to reimbursement of fees waived or remitted by the Service Providers to the Fund. The total amount of reimbursement recoverable by the Service Providers is the sum of all fees previously waived or remitted by the Service Providers to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to the Service Providers with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of August 31, 2004 was $807,371.

      FDCC acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. Underwriting commissions and fees received by FDCC in connection with the distribution of the Fund's shares for the year ended August 31, 2004 were $96,786. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 360 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the year ended August 31, 2004, the CDSC for Fund shares redeemed was $405,381.

      The Fund's Class A and Class C shares have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. For Class A shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the Fund's Class A's average daily net assets. For Class C shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of Class C's average daily net assets, of which 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees. The fees are paid to the Distributor as reimbursement for expenses incurred for distribution-related activity. For the year ended August 31, 2004, $93,844 was incurred in distribution and shareholder servicing fees, of which $62,471 was waived.

      As provided in the Administrative Agreement, the Fund reimbursed CSS, its Administrative Agent, $75,428 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky filings and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives .20% of average daily net assets.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $107,988 for its services for the year ended August 31, 2004.

      Certain officers and/or directors of the Fund are also officers, principals and/or directors of TMIA, CSS, CCM, FDCC and FSI.

NOTE 3 - INVESTMENTS/CUSTODY

      The cost of purchases and proceeds from sales of securities other than short-term notes for the year ended August 31, 2004, were $55,395,337 and $39,147,080, respectively.

      The custodian has provided credits in the amount of $3,683 against custodian and accounting charges based on credits on cash balances of the Fund.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses.

      The tax character of distributions paid during the years ended August 31, 2004 and August 31, 2003, respectively, was as follows:

                                       Year ended      Year ended
                                     August 31, 2004 August 31, 2003
                                     --------------- ---------------
            Distributions paid from:
             Ordinary income           $   19,454       $     --
             Long term capital gains    2,880,167        637,667
                                       ----------       --------
                                       $2,899,621       $637,667
                                       ==========       ========

      As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

                      Ordinary income         $1,934,661
                      Net realized gains       5,213,814
                      Unrealized depreciation   (403,126)
                                              ----------
                                              $6,745,349
                                              ==========

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of The World Funds, Inc. Richmond, Virginia

     We have audited the accompanying statement of assets and liabilities of the Third Millennium Russia Fund, a series of The World Funds, Inc., including the schedule of portfolio investments as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (US). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Third Millennium Russia Fund as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER AND BAKER
Philadelphia, Pennsylvania
October 15, 2004

The World Funds, Inc.
(the "Company")

SUPPLEMENTAL INFORMATION (Unaudited)

     Information pertaining to the directors and officers of the fund is set forth below. The Statement of Additional Information (the "SAI") includes additional information about the directors and is available without charge upon request by calling (800) 527-9525.

Name, Address and   Position(s) Held Number of Principal Occupation(s)                Other
Age                 with Company     Funds in  During the Past 5 Years                Directorships by
                    and Tenure       Company                                          Directors and
                                     Overseen                                         Number of Funds
                                                                                      in the Complex
                                                                                      Overseen
--------------------------------------------------------------------------------------------------------
Interested Directors:
--------------------------------------------------------------------------------------------------------
*John Pasco, III(1) Chairman,            6     Mr. Pasco is Treasurer and a Director  Vontobel Funds,
8730 Stony Point    Director and               of Commonwealth Shareholder            Inc. - 1 Fund; The
Parkway             Treasurer since            Services, Inc. ("CSS"), the            World Insurance
Suite 205           May, 1997                  Company's Administrator, since         Trust - 1 Fund
Richmond, VA 23235                             1985; President and Director of First
(59)                                           Dominion Capital Corp. ("FDCC"),
                                               the Company's underwriter; Director
                                               and shareholder of Fund Services,
                                               Inc., the Company's Transfer and
                                               Disbursing Agent since 1987;
                                               President and Treasurer of
                                               Commonwealth Capital Management,
                                               Inc. since 1983 which also owns an
                                               interest an interest in the investment
                                               adviser to the Third Millennium
                                               Russia Fund, another fund of the
                                               Company; President of
                                               Commonwealth Capital Management,
                                               LLC, the investment adviser to the
                                               GenomicsFund series of the
                                               Company, since December, 2000;
                                               Shareholder of Commonwealth Fund
                                               Accounting, Inc., which provides
                                               bookkeeping services to the
                                               Company; Chairman, Director and
                                               Treasurer of Vontobel Funds, Inc., a
                                               registered investment company, since
                                               March, 1997; Chairman, Trustee and
                                               Treasurer of The World Insurance
                                               Trust, a registered investment
                                               company, since May, 2002. Mr.
                                               Pasco is also a certified public
                                               accountant.
--------------------------------------------------------------------------------------------------------

Name, Address and Age   Position(s) Held Number of Principal Occupation(s) During        Other
                        with Company     Funds in  the Past 5 Years                      Directorships
                        and Tenure       Company                                         by Directors
                                         Overseen                                        and Number of
                                                                                         Funds in the
                                                                                         Complex
                                                                                         Overseen
--------------------------------------------------------------------------------------------------------
Non-Interested Directors:
--------------------------------------------------------------------------------------------------------
Samuel Boyd, Jr.         Director since      6     Mr. Boyd is Manager of the Customer   Vontobel
10808 Hob Nail Court     May, 1997                 Services Operations and Accounting    Funds, Inc. - 1
Potomac, MD 20854                                  Division of the Potomac Electric      Fund; The
(64)                                               Power Company since August, 1978;     World
                                                   Director of Vontobel Funds, Inc., a   Insurance
                                                   registered investment company, since  Trust - 1 Fund;
                                                   March, 1997; a Trustee of The World   Satuit Capital
                                                   Insurance Trust, a registered         Management
                                                   investment company, since May,        Trust - 1 Fund;
                                                   2002; a Trustee of Satuit Capital     Janus Advisor
                                                   Management Trust, a registered        Series
                                                   investment company, since October,    Trust - 2 Funds
                                                   2002; a Trustee of Janus Advisor
                                                   Series Trust, a registered investment
                                                   company, since September, 2003. Mr.
                                                   Boyd is also a certified public
                                                   accountant.
--------------------------------------------------------------------------------------------------------
William E. Poist         Director since      6     Mr. Poist is a financial and tax      Vontobel
5272 River Road          May, 1997                 consultant through his firm           Funds, Inc. - 1
Bethesda, MD 20816                                 Management Funds Consulting for       Fund; The
(65)                                               Professionals since 1968; Director of World
                                                   Vontobel Funds, Inc., a registered    Insurance
                                                   investment company, since March,      Trust - 1 Fund;
                                                   1997; a Trustee of The World          Satuit Capital
                                                   Insurance Trust, a registered         Management
                                                   investment company, since May,        Trust - 1 Fund
                                                   2002; and a Trustee of Satuit Capital
                                                   Management Trust, a registered
                                                   investment company, since February,
                                                   2004. Mr. Poist is also a certified
                                                   public accountant.
--------------------------------------------------------------------------------------------------------
Paul M. Dickinson        Director since      6     Mr. Dickinson is President of Alfred  Vontobel
8704 Berwickshire Drive  May, 1997                 J. Dickinson, Inc. Realtors since     Funds, Inc. - 1
Richmond, VA 23229                                 April, 1971; Director of Vontobel     Fund; The
(57)                                               Funds, Inc., a registered investment  World
                                                   company, since March, 1997; a         Insurance
                                                   Trustee of The World Insurance        Trust - 1 Fund;
                                                   Trust, a registered investment        Satuit Capital
                                                   company, since May, 2002; and a       Management
                                                   Trustee of Satuit Capital Management  Trust - 1 Fund
                                                   Trust, a registered investment
                                                   company, since February, 2004
--------------------------------------------------------------------------------------------------------

Name, Address and Age    Position(s) Held Number of Principal Occupation(s) During          Other
                         with Company     Funds in  the Past 5 Years                        Directorships
                         and Tenure       Company                                           by Directors
                                          Overseen                                          and Number of
                                                                                            Funds in the
                                                                                            Complex
                                                                                            Overseen
---------------------------------------------------------------------------------------------------------
Officers:
---------------------------------------------------------------------------------------------------------
F. Byron Parker, Jr.     Secretary since     N/A    Mr. Parker is Secretary of CSS and           N/A
1500 Forest Avenue       May, 1997                  FDCC since 1986; Secretary of
Suite 222                                           Vontobel Funds, Inc., a registered
Richmond, VA 23229                                  investment company, since March,
(61)                                                1997; Secretary of The World
                                                    Insurance Trust, a registered
                                                    investment company, since May,
                                                    2002; and partner in the law firm
                                                    Parker and McMakin.
---------------------------------------------------------------------------------------------------------
* Jane H. Williams       Vice President      N/A                                                 N/A
245 Lytton Avenue        of the Company
Suite 250                and President of
Palo Alto, CA 94301-1465 the Sand Hill
(53)                     Portfolio
                         Manager Fund
                         series since
                         May, 1997.
---------------------------------------------------------------------------------------------------------
* Leland H. Faust        President of the    N/A                                                 N/A
One Montgomery Street    CSI Equity Fund
Suite 2525               series and the
San Francisco, CA 94104  CSI Fixed
(58)                     Income Fund
                         series since
                         October, 1997.
---------------------------------------------------------------------------------------------------------
* Stephen Goddard        Vice President      N/A    Mr. Goddard has been the President           N/A
One James Center         of the Company             and principal shareholder of The
Ste 1501                 and President of           London Company, a registered
Richmond, VA 23219       the New Market             investment adviser, since its inception
(43)                     Fund series                and has been the portfolio manager of
                         since March,               the New Market Fund series since its
                         2003                       inception on October 1, 1998. Mr.
                                                    Goddard is also a director and
                                                    shareholder of Virginia Management
                                                    Investment Corporation, a registered
                                                    investment adviser. Mr. Goddard has
                                                    fifteen years experience in senior
                                                    portfolio management, security
                                                    analysis and finance.
---------------------------------------------------------------------------------------------------------
* John T. Connor, Jr.    Vice President      N/A    Mr. Connor is President of Third             N/A
1185 Avenue of the       of the Company             Millennium Investment Advisors,
 Americas                and President of           LLC, a registered investment adviser,
32nd Floor               the Third                  since April, 1998; and Chairman of
New York, NY 10036       Millennium                 ROSGAL Insurance since 1993.
(63)                     Russia Fund
                         series since
                         October, 1998.
---------------------------------------------------------------------------------------------------------

Name, Address and Age  Position(s) Held Number of Principal Occupation(s)              Other
                       with Company     Funds in  During the Past 5 Years              Directorships by
                       and Tenure       Company                                        Directors and
                                        Overseen                                       Number of Funds
                                                                                       in the Complex
                                                                                       Overseen
-------------------------------------------------------------------------------------------------------
Officers (continued):
-------------------------------------------------------------------------------------------------------
*Robert J. Sullivan    Vice President      N/A    Chairman of the Board, President and       N/A
2608 Goldbug Avenue,   of the Company             Treasurer of Satuit Capital
Sullivan's Island, SC  and President of           Management Trust, an open-end
29482                  the Genomics               investment management company,
(43)                   Fund series                since December, 2000; Managing
                       since January,             Director and Investment Officer of
                       2003                       Satuit Capital Management, LLC, a
                                                  registered investment adviser, from
                                                  June, 2000 to Present; Portfolio
                                                  Manager and Senior Equity Analyst
                                                  at Cadence Capital Management from
                                                  1997 to 2000, an institutional asset
                                                  management firm.
-------------------------------------------------------------------------------------------------------
*Russell Platt         Vice President      N/A                                               N/A
518 17th Street,       of the Company
Suite 1700, Denver, CO and President of
80202                  the Dividend
                       Capital Realty
                       Income Fund
                       series since
                       December,
                       2003.
-------------------------------------------------------------------------------------------------------

(1)-Mr. Pasco is considered to be an "interested person" of the Company, as that term is defined in the 1940 Act. Mr. Pasco is an interested person because: (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, the adviser to GenomicsFund series of the Company;
   (3) he owns an interest in Third Millennium Investment Advisors, LLC, the adviser to another fund of the Company; (4) he owns FDCC, the principal underwriter of the Company; and (5) he owns or controls several of the Company's various service providers.
* Officer of the Company and also affiliated with an investment advisor to a fund of the Company.

Third Millennium Russia Fund
Supplemental Information Continued (unaudited)

A. Proxy Voting Information (unaudited)

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2004 is available on or through the SEC's website at www.sec.gov.

B. Portfolio Holdings (unaudited)

      Beginning with its first and third fiscal quarters ending on or after July 9, 2004, the Fund will file its complete schedule of portfolio holdings with the SEC on Form N-Q. The Fund's Form N-Q will be available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov.

     Investment Adviser:

       Third Millennium Investment Advisors LLC
          1185 Avenue of the Americas
          32nd Floor
          New York, New York 10036

     Distributor:

       First Dominion Capital Corp.
          8730 Stony Point Parkway, Suite 205
          Richmond, Virginia 23235

     Independent Auditors:

       Tait, Weller and Baker
          1818 Market Street, Suite 2400
          Philadelphia, Pennsylvania 19103

     Transfer Agent:

     For account information, wire purchase or redemptions, call or write to Third Millennium
     Russia Fund's Transfer Agent:

         Fund Services, Inc.
          Post Office Box 26305
          Richmond, Virginia 23260
          (800) 628-4077 Toll Free

     More Information:

     For 24 hours, 7 days a week price information, and for information on any series of The World
     Funds, Inc., investment plans, and other shareholder services, call Commonwealth
     Shareholder Service at (800) 527-9525.

                                    [GRAPHIC]



                         Annual Report to Shareholders

                               THIRD MILLENNIUM
                                  RUSSIA FUND

                                  A series of
                             The World Funds, Inc.
                         A "Series" Investment Company

                              For the Year Ended
                                August 31, 2004

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     As of the end of the period covered by the report, the Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee and those persons (Samuel Boyd, William E. Poist and Paul M. Dickinson) are "independent," as defined by this
Item 3.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $47,500 for 2004 and $51,500 for 2003.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2004 and $0 for 2003.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $12,500 for 2004 and $12,500 for 2003.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2004 and $0 for 2003.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant's principal accountant to the Sand Hill Portfolio Manager Fund; the CSI Equity Fund; the GenomicsFund; the New Market Fund; and the Third Millennium Russia Fund.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

     (b) NA

     (c)100%

     (d) NA

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2004 and $0 for 2003.

     (h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

        Schedule filed under Item 1 of the Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   The World Funds, Inc.

By (Signature and Title)*:      /s/John Pasco, III
                                --------------------
                                 John Pasco, III
                                Chief Executive Officer
                                (principal executive officer)

Date:        October 25, 2005



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*:      /s/John Pasco, III
                                -------------------
                                 John Pasco, III
                                Chief Executive Officer
                                (principal executive officer)

Date:         October 25, 2005


By (Signature and Title)*:      /s/John Pasco, III
                                -------------------
                                 John Pasco, III
                                               Chief Financial Officer
                                (principal financial officer)

Date:         October 25, 2005


* Print the name and title of each signing officer under his or her signature.